Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document type	20-F
Document period end date	Dec 31, 2012
Amendment flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity registrant name	DIANA SHIPPING INC.
Entity central index key	0001318885
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Accelerated Filer
Entity well known seasoned issuer	No
Entity common stock shares outstanding	82,233,424

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 446,624	$ 416,674
Accounts receivable, trade	6,590	5,568
Due from a related party	613	263
Inventories	5,275	4,808
Prepaid expenses and other assets	4,834	2,320
Prepaid charter revenue	3,050	3,058
Total current assets	466,986	432,691
FIXED ASSETS:
Advances for vessels under construction and acquisitions and other vessel costs	11,502	63,440
Vessels	1,515,370	1,292,237
Accumulated depreciation	(304,232)	(245,518)
Vessels' net book value	1,211,138	1,046,719
Property and equipment, net	22,774	21,659
Total fixed assets	1,245,414	1,131,818
OTHER NON-CURRENT ASSETS:
Deferred charges, net	3,365	4,769
Prepaid charter revenue, non-current	2,303	5,351
Investment in Diana Containerships Inc.	24,734	29,842
Total Assets	1,742,802	1,604,471
CURRENT LIABILITIES:
Current portion of long-term debt	45,032	27,700
Accounts payable, trade and other	6,993	7,127
Due to related parties	264	226
Accrued liabilities	5,284	4,751
Deferred revenue, current	2,827	8,136
Fair value of derivative instruments, current portion	994	0
Other current liabilities	83	155
Total current liabilities	61,477	48,095
Long-term debt, net of current portion and deferred financing costs	414,080	345,638
Other non-current liabilities	821	830
Fair value of derivative instruments, non-current portion	0	1,030
Commitments and contingencies	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 200,000,000 shares authorized and 82,233,424 and 82,419,417 issued and outstanding at December 31,2012 and 2011, respectively	822	824
Additional paid-in capital	918,007	915,404
Other comprehensive income / (loss)	194	(112)
Retained earnings	347,401	292,762
Stockholders' equity	1,266,424	1,208,878
Total liabilities and stockholders' equity	$ 1,742,802	$ 1,604,471

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Preferred Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock Shares Authorized	25,000,000	25,000,000
Preferred Stock Shares Issued	0	0
Preferred Stock Shares Outstanding	0	0
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	200,000,000	200,000,000
Common Stock Shares Issued	82,233,424	82,419,417
Common Stock Shares Outstanding	82,233,424	82,419,417

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Time Charter Revenues	$ 220,785	$ 255,669	$ 275,448
Other revenues	2,447	1,117	0
EXPENSES:
Voyage expenses	8,274	10,597	12,392
Vessel operating expenses	66,293	55,375	52,585
Depreciation and amortization of deferred charges	62,010	55,278	53,083
General and administrative expenses	24,913	25,123	25,347
Foreign currency gains	(1,374)	(503)	(1,598)
Operating income	63,116	110,916	133,639
OTHER INCOME / (EXPENSES):
Interest and finance costs	(7,618)	(4,924)	(5,213)
Interest income	1,432	1,033	920
Loss from derivative instruments	(518)	(737)	(1,477)
Income / (loss) from investment in Diana Containerships Inc.	(1,773)	1,207	0
Total other expenses, net	(8,477)	(3,421)	(5,770)
Net income	54,639	107,495	127,869
Loss assumed by non-controlling interests	0	2	910
Net income attributed to Diana Shipping Inc.	$ 54,639	$ 107,497	$ 128,779
Earnings per common share, basic	$ 0.67	$ 1.33	$ 1.6
Earnings per common share, diluted	$ 0.67	$ 1.33	$ 1.59
Weighted average number of common shares, basic	81,083,485	81,081,774	80,682,770
Weighted average number of common shares, diluted	81,083,485	81,124,348	80,808,232

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Income and Comprehensive Income [Abstract]
Net income	$ 54,639	$ 107,495	$ 127,869
Comprehensive loss assumed by non-controlling interests	0	2	910
Other comprehensive income / (loss) (Actuarial gain / (loss))	306	(96)	(82)
Comprehensive income attributed to Diana Shipping Inc.	$ 54,945	$ 107,401	$ 128,697

CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $) In Thousands, except Share data	Total	[CommonStockMember]	[AdditionalPaidInCapitalMember]	[OtherComprehensiveIncomeMember]	[RetainedEarningsMember]	[ParentMember]	[NoncontrollingInterestMember]
Balance as at Dec. 31, 2009	$ 999,325	$ 815	$ 904,977	$ 66	$ 93,467	$ 999,325	$ 0
Balance of shares as at Dec. 31, 2009		81,431,696
Net income / (loss)	127,869				128,779	128,779	(910)
Issuance of restricted and other common stock and compensation cost, shares		524,117
Issuance of restricted and other common stock and compensation cost	6,207	5	6,202			6,207
Contributions from non-controlling interests	36,611		(2,712)			(2,712)	39,323
Actuarial gain / (loss)	(82)			(82)		(82)
Balance as at Dec. 31, 2010	1,169,930	820	908,467	(16)	222,246	1,131,517	38,413
Balance of shares as at Dec. 31, 2010		81,955,813
Net income / (loss)	107,495				107,497	107,497	(2)
Issuance of restricted and other common stock and compensation cost, shares		617,695
Issuance of restricted and other common stock and compensation cost	8,147	6	8,141			8,147
Stock repurchased and retired, shares	154,091	(154,091)
Stock repurchased and retired, value	(1,187)	(2)	(1,185)			(1,187)
Spin-off of Diana Containerships Inc.	(75,411)		(19)		(36,981)	(37,000)	(38,411)
Actuarial gain / (loss)	(96)			(96)		(96)
Balance as at Dec. 31, 2011	1,208,878	824	915,404	(112)	292,762	1,208,878
Balance of shares as at Dec. 31, 2011		82,419,417
Net income / (loss)	54,639				54,639	54,639
Issuance of restricted and other common stock and compensation cost, shares		667,614
Issuance of restricted and other common stock and compensation cost	8,645	7	8,638			8,645
Stock repurchased and retired, shares	853,607	(853,607)
Stock repurchased and retired, value	(6,044)	(9)	(6,035)			(6,044)
Actuarial gain / (loss)	306			306		306
Balance as at Dec. 31, 2012	$ 1,266,424	$ 822	$ 918,007	$ 194	$ 347,401	$ 1,266,424
Balance of shares as at Dec. 31, 2012		82,233,424

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income	$ 54,639	$ 107,495	$ 127,869
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of deferred charges	62,010	55,278	53,083
Amortization of financing costs	379	278	263
Amortization of free lubricants benefit	(180)	(115)	(171)
Compensation cost on restricted stock	8,645	8,095	7,482
Actuarial gain / (loss)	306	(96)	(82)
Change in fair value of derivative instruments	(36)	39	804
Income / (loss) from investment in Diana Containerships Inc., net of dividends receivable	2,273	(707)	0
(Increase) / Decrease in:
Receivables	(1,022)	(5,982)	(284)
Due from a related party	(350)	24	0
Inventories	(467)	(737)	(1,237)
Prepaid expenses and other assets	(2,514)	(1,404)	(686)
Prepaid charter revenue	3,056	3,050	3,048
Increase / (Decrease) in:
Accounts payable	(134)	1,833	1,231
Due to related parties	38	(53)	70
Accrued liabilities	533	297	1,355
Deferred revenue	(5,309)	(9,489)	(11,474)
Other liabilities	99	(489)	402
Drydock costs	(2,080)	(3,087)	(3,381)
Net Cash provided by Operating Activities	119,886	154,230	178,292
Cash Flows used in Investing Activities:
Payments for vessel acquisitions and construction	(171,195)	(58,284)	(238,189)
Cash disposed off upon partial spin-off of Diana Containerships Inc.	0	(12,024)	0
Acquisition of additional interest in Diana Containerships Inc.	0	(20,000)	0
Cash dividends from investment in Diana Containerships Inc.	2,835	100	0
Investments in time deposits	0	0	7,690
Payments for property and equipment	(1,553)	(220)	(21,814)
Net Cash used in Investing Activities	(169,913)	(90,428)	(252,313)
Cash Flows from Financing Activities:
Proceeds from long-term debt	118,550	15,000	138,510
Contributions from non-controlling shareholders	0	0	35,281
Proceeds from dividend reinvestment	0	20	56
Payments for repurchase of common stock	(6,044)	(1,187)	0
Financing costs	(557)	(45)	(1,020)
Loan payments	(31,972)	(6,330)	(35,830)
Net Cash provided by Financing Activities	79,977	7,458	136,997
Net increase in cash and cash equivalents	29,950	71,260	62,976
Cash and cash equivalents at beginning of the year	416,674	345,414	282,438
Cash and cash equivalents at end of the year	446,624	416,674	345,414
Cash paid during the year for:
Interest payments, net of amounts capitalized	$ 6,709	$ 4,630	$ 4,673

Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2012
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1.       Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of Diana Shipping Inc. (“Diana” or “DSI”) and its wholly-owned and beneficially-owned subsidiaries (collectively, the “Company”). Diana was formed on March 8, 1999 as Diana Shipping Investment Corp. under the laws of the Republic of Liberia. In February 2005, the Company's articles of incorporation were amended. Under the amended articles of incorporation, the Company was renamed Diana Shipping Inc. and was redomiciled from the Republic of Liberia to the Republic of the Marshall Islands.

In January 2010, the Company established Diana Containerships Inc. (“Diana Containerships”) for the purpose of acquiring containerships. On January 18, 2011, the Company spun-off part of its shareholding in Diana Containerships and as a result, Diana Containerships, effective January 19, 2011, is no longer consolidated to the consolidated financial statements of the Company (Note 3).

The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through the ownership and operation of dry bulk carrier vessels. As at December 31, 2012, the following subsidiaries are included in the consolidation:

a/a	Company	Vessel	Flag	Dwt	Date Built	Date Acquired	Place of Incorporation
PANAMAX VESSELS
1	Panama Compania Armadora SA	Oceanis	Bahamas	75,211	May 2001	May 2001	Panama
2	Husky Trading SA	Triton	Bahamas	75,336	Mar 2001	Mar 2001	Panama
3	Changame Compania Armadora SA	Thetis	Bahamas	73,583	Aug 2004	Nov 2005	Panama
4	Buenos Aires Compania Armadora SA	Alcyon	Bahamas	75,247	Feb 2001	Feb 2001	Panama
5	Skyvan Shipping Company SA	Nirefs	Bahamas	75,311	Jan 2001	Jan 2001	Panama
6	Cypres Enterprises Corp.	Protefs	Bahamas	73,630	Aug 2004	Aug 2004	Panama
7	Urbina Bay Trading SA	Erato	Bahamas	74,444	Aug 2004	Nov 2005	Panama
8	Chorrera Compania Armadora SA	Dione	Greek	75,172	Jan 2001	May 2003	Panama
9	Darien Compania Armadora SA	Calipso	Bahamas	73,691	Feb 2005	Feb 2005	Panama
10	Texford Maritime SA	Clio	Bahamas	73,691	May 2005	May 2005	Panama
11	Eaton Marine SA	Danae	Greek	75,106	Jan 2001	Jul 2003	Panama
12	Vesta Commercial SA	Coronis	Bahamas	74,381	Jan 2006	Jan 2006	Panama
13	Ailuk Shipping Company Inc.	Naias	Marshall Islands	73,546	Jun 2006	Aug 2006	Marshall Islands
14	Taka Shipping Company Inc.	Melite	Marshall Islands	76,436	Jun 2004	Jan 2010	Marshall Islands
15	Bikar Shipping Company Inc.	Arethusa	Greek	73,593	Jan 2007	Jul 2011	Marshall Islands
16	Mandaringina Inc.	Melia	Marshall Islands	76,225	Feb 2005	May 2012	Marshall Islands
17	Jemo Shipping Company Inc.	Leto	Bahamas	81,297	Feb 2010	Jan 2012	Marshall Islands
KAMSARMAX VESSELS
18	Tuvalu Shipping Company Inc. (Notes 5 and 18)	Myrto	Marshall Islands	82,131	Jan 2013	Jan 2013	Marshall Islands
POST-PANAMAX VESSELS
19	Majuro Shipping Company Inc.	Alcmene	Marshall Islands	93,193	Jan 2010	Nov 2010	Marshall Islands
20	Guam Shipping Company Inc	Amphitrite	Marshall Islands	98,697	Aug 2012	Aug 2012	Marshall Islands
21	Palau Shipping Company Inc.	Polymnia	Marshall Islands	98,704	Nov 2012	Nov 2012	Marshall Islands
CAPESIZE VESSELS
22	Jaluit Shipping Company Inc.	Sideris GS	Marshall Islands	174,186	Nov 2006	Nov 2006	Marshall Islands
23	Bikini Shipping Company Inc.	New York	Marshall Islands	177,773	Mar 2010	Mar 2010	Marshall Islands
24	Gala Properties Inc.	Houston	Marshall Islands	177,729	Oct 2009	Oct 2009	Marshall Islands
25	Kili Shipping Company Inc.	Semirio	Marshall Islands	174,261	Jun 2007	Jun 2007	Marshall Islands
26	Knox Shipping Company Inc.	Aliki	Marshall Islands	180,235	Mar 2005	Apr 2007	Marshall Islands
27	Lib Shipping Company Inc.	Boston	Marshall Islands	177,828	Nov 2007	Nov 2007	Marshall Islands
28	Marfort Navigation Company Ltd.	Salt Lake City	Cyprus	171,810	Sep 2005	Dec 2007	Cyprus
29	Silver Chandra Shipping Company Ltd.	Norfolk	Cyprus	164,218	Aug 2002	Feb 2008	Cyprus
NEWCASTLEMAX VESSELS
30	Lae Shipping Company Inc.	Los Angeles	Marshall Islands	206,104	Feb 2012	Feb 2012	Marshall Islands
31	Namu Shipping Company Inc.	Philadelphia	Marshall Islands	206,040	May 2012	May 2012	Marshall Islands
VESSELS UNDER CONSTRUCTION
32	Erikub Shipping Company Inc.	H2528		76,000			Marshall Islands
33	Wotho Shipping Company Inc.	H2529		76,000			Marshall Islands
OTHER SUBSIDIARIES
34	Cerada International SA	Dormant					Panama
35	Diana Shipping Services SA	Manager					Panama
36	Bulk Carriers (USA) LLC	Company’s representative in the US					Delaware - USA

Diana Shipping Services S.A. (the “Manager” or “DSS”) provides the Company and its vessels with management services since November 12, 2004, pursuant to management agreements. Such costs are eliminated in consolidation. Since April 2010, DSS provides to Diana Containerships Inc. and its vessels, administrative services and since June 2010 technical and commercial services (Notes 4 and 18).

During 2012, 2011 and 2010, charterers that individually accounted for more than 10% of the Company's time charter revenues were as follows:

Charterer	2012	2011	2010
A	18%	18%	16%
B	12%	11%	10%
C	10%	-	-
D	-	12%	18%

Significant Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements

2.       Significant Accounting Policies

  Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, and include the accounts of Diana Shipping Inc. and its wholly-owned subsidiaries referred to in Note 1 above. All significant intercompany balances and transactions have been eliminated upon consolidation.

  Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Other Comprehensive Income / (loss): The Company follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (ASC) 220, “Comprehensive Income”, which requires separate presentation of certain transactions, which are recorded directly as components of stockholders' equity.

  Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company's vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company's books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities which are denominated in other currencies are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income.

  Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents may also include compensating cash balances kept against the Company's loan facilities that are not deemed to be sufficiently material to require segregation on the balance sheet.  Such balances at December 31, 2012 amounted to $15,000 in the aggregate and consisted of minimum cash deposits required to be maintained at all times under the Company's loan facilities (Note 9).

  Accounts Receivable, Trade: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts was established as of December 31, 2012 and 2011.

  Inventories: Inventories consist of lubricants and victualling which are stated at the lower of cost or market. Cost is determined by the first in, first out method. Inventories may also consist of bunkers when on the balance sheet date a vessel has been redelivered by its previous charterers and has not yet been delivered to the new charterers, or remains idle. Bunkers are also stated at the lower of cost or market and cost is determined by the first in, first out method.

  Vessel Cost: Vessels are stated at cost which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred. Interest cost incurred during the assets' construction periods that theoretically could have been avoided if expenditure for the assets had not been made is also capitalized. The capitalization rate, applied on accumulated expenditures for the vessel, is based on interest rates applicable to outstanding borrowings of the period.

  Prepaid/Deferred Charter Revenue: The Company records identified assets or liabilities associated with the acquisition of a vessel at fair value, determined by reference to market data. The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired. The amount to be recorded as an asset or liability at the date of vessel delivery is based on the difference between the current fair market value of the charter and the net present value of future contractual cash flows. When the present value of the contractual cash flows of the time charter assumed is greater than its current fair value, the difference, capped to the vessel's fair value on a charter free basis, is recorded as prepaid charter revenue. When the opposite situation occurs, any difference, capped to the vessel's fair value on a charter free basis, is recorded as deferred revenue. Such assets and liabilities, respectively, are amortized as a reduction of, or an increase in, revenue over the period of the time charter assumed.

  Impairment of Long-Lived Assets: The Company follows ASC 360-10-40 “Impairment or Disposal of Long-Lived Assets”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The guidance requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted projected net operating cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company should evaluate the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. The Company determines the fair value of its assets based on management estimates and assumptions and by making use of available market data and taking into consideration third party valuations.

  The Company evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events have occurred which would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, management reviews certain indicators of potential impairment, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions. The current conditions in the dry bulk market with decreased charter rates and decreased vessel market values are conditions that the Company considers indicators of a potential impairment for its vessels.

  The Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel's carrying value. The projected net operating cash flows are determined by considering the historical and estimated vessels' performance and utilization, the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days (based on the most recent 10 year average historical 1 year time charter rates available for each type of vessel) over the remaining estimated life of each vessel, net of brokerage commissions, expected outflows for scheduled vessels' maintenance and vessel operating expenses assuming an average annual inflation rate of 3%.  Effective fleet utilization is assumed to 98% in the Company's exercise, taking into account the period(s) each vessel is expected to undergo her scheduled maintenance (dry docking and special surveys), as well as an estimate of 1% off hire days each year, assumptions in line with the Company's historical performance. The Company concluded based on this exercise that step two of the impairment analysis was not required and no impairment of vessels existed at December 31, 2012 as the undiscounted projected cash flows exceeded their carrying value.

  No impairment loss was identified or recorded for 2012, 2011 and 2010, and the Company has not identified any other facts or circumstances that would require the write down of vessel values in the near future.

  Assets held for sale: It is the Company's policy to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies assets and disposal groups as being held for sale in accordance with ASC 360-10-45-9 “Long-Lived Assets Classified as Held for Sale”, when the following criteria are met: (i) management possessing the necessary authority has committed to a plan to sell the asset (disposal group); (ii) the asset (disposal group) is immediately available for sale on an “as is” basis; (iii) an active program to find the buyer and other actions required to execute the plan to sell the asset (disposal group) have been initiated; (iv) the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; and (v) the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. In case a long-lived asset is to be disposed of other than by sale (for example, by abandonment, in an exchange measured based on the recorded amount of the nonmonetary asset relinquished, or in a distribution to owners in a spinoff) the Company continues to classify it as held and used until its disposal date. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale.

  Reporting of discontinued operations: The current and prior year periods' results of operations and cash flows of assets (disposal groups) classified as held for sale are reported as discontinued operations when it is determined that their operations and cash flows will be eliminated from the ongoing operations of the Company as a result of their disposal, and that the Company will not have continuing involvement in the operation of these assets after their disposal.

  Vessel Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage (scrap) value. Each vessel's salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Management estimates the useful life of the Company's vessels to be 25 years from the date of initial delivery from the shipyard. Diana Containerships, consolidated in the financial statements for the year ended December 31, 2010, estimated the useful life of containerships to be 30 years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

  Accounting for Dry-Docking Costs: The Company follows the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next dry-docking is scheduled to become due. Unamortized dry-docking costs of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessel's sale.

  Financing Costs: Fees paid to lenders for obtaining new loans or refinancing existing ones are deferred and recorded as a contra to debt. Other fees paid for obtaining loan facilities not used at the balance sheet date are capitalized as deferred financing costs. Fees are amortized to interest and finance costs over the life of the related debt using the effective interest method and, for the loan facilities not used at the balance sheet date, according to their availability terms. Unamortized fees relating to loans repaid or refinanced as debt extinguishment are expensed as interest and finance costs in the period the repayment or extinguishment is made. Loan commitment fees are charged to expense in the period incurred.

  Property and equipment: The Company acquired in 2010 the land and building where its offices are located. Land is presented in its fair value on the date of acquisition and it is not subject to depreciation, but it is reviewed for impairment. As at December 31, 2012, 2011 and 2010, no impairment loss was identified or recorded and the Company has not identified any other facts or circumstances that would require the write down of the value of its land or building in the near future. The building which consists of office space, a warehouse and parking spaces has an estimated useful life of 55 years with no residual value and depreciation is calculated on a straight-line basis. Equipment consists of office furniture and equipment, computer software and hardware and vehicles. The useful life of the office furniture, equipment and vehicles is 5 years; and the computer software and hardware is 3 years. Depreciation is calculated on a straight-line basis.

  Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

  Accounting for Revenues and Expenses: Revenues are generated from time charter agreements and are usually paid fifteen days in advance. Time charter agreements with the same charterer are accounted for as separate agreements according to the terms and conditions of each agreement. Time charter revenues are recorded over the term of the charter as service is provided. Revenues from time charter agreements providing for varying annual rates over their term are accounted for on a straight line basis. Deferred revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, including any deferred revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight line basis. Deferred revenue also includes the unamortized balance of the liability associated with the acquisition of second-hand vessels with time charters attached which were acquired at values below fair market value at the date the acquisition agreement is consummated. Voyage expenses, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements, except for commissions, which are always paid for by the Company, regardless of charter type. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related voyage charter period to the extent revenue has been deferred since commissions are due as the Company's revenues are earned.

  Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the year incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of income.

  Earnings per Common Share: Basic earnings per common share are computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per common share, reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised.

  Segmental Reporting: The Company has determined that it operates under one reportable segment, relating to its operations of the dry-bulk vessels. The Company reports financial information and evaluates the operations of the segment by charter revenues and not by the length of ship employment for its customers, i.e. spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

  Variable Interest Entities: ASC 810-10, addresses the consolidation of business enterprises (variable interest entities) to which the usual condition (ownership of a majority voting interest) of consolidation does not apply. The guidance focuses on financial interests that indicate control. It concludes that in the absence of clear control through voting interests, a company's exposure (variable interest) to the economic risks and potential rewards from the variable interest entity's assets and activities are the best evidence of control. Variable interests are rights and obligations that convey economic gains or losses from changes in the value of the variable interest entity's assets and liabilities. Additionally, ASU 2009-17, Consolidations (Topic 810) “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. The determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity's purpose and design and the reporting entity's ability to direct the activities of the other entity that most significantly impact the other entity's economic performance.  ASU 2009-17 also requires a reporting entity to provide additional disclosures about its involvement with variable interest entities and any significant changes in risk exposure due to that involvement.

  The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist, as the primary beneficiary would be required to include assets, liabilities, and the results of operations of the variable interest entity in its financial statements. As of December 31, 2012 and 2011, no such interests existed.

  Fair Value Measurements: ASC 820 “Fair Value Measurements and Disclosures”, provides guidance for using fair value to measure assets and liabilities. The guidance also responds to investors' requests for expanded information about the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. The guidance describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. The guidance clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, the guidance establishes a fair value hierarchy that prioritizes the information used to develop those assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, for example, the reporting entity's own data. Under the guidance, fair value measurements would be separately disclosed by level within the fair value hierarchy. Financial statements should include disclosures for transfers in and out of Level 1 and Level 2 fair value measurements and description for the reason for transfer, for inputs and valuation techniques for fair value measurements that fall in either Level 2 or Level 3 and for the level of disaggregation.

  Share Based Payments: ASC 718 “Compensation – Stock Compensation”, requires the Company to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Employee share purchase plans will not result in recognition of compensation cost if certain conditions are met. The Company initially measures the cost of employee services received in exchange for an award or liability instrument based on its current fair value; the fair value of that award or liability instrument is re-measured subsequently at each reporting date through the settlement date. Changes in fair value during the requisite service period are recognized as compensation cost over that period with the exception of awards granted in the form of restricted shares which are measured at their grant date fair value and are not subsequently re measured. The grant-date fair value of employee share options and similar instruments are estimated using option-pricing models adjusted for the unique characteristics of those instruments (unless observable market prices for the same or similar instruments are available). If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

  Derivatives: The Company is exposed to interest rate fluctuations associated with its variable rate borrowings and its objective is to manage the impact of such fluctuations on earnings and cash flows of its borrowings. In this respect, in May 2009, the Company entered into a five-year zero cost collar agreement, novated in March 2012, with a floor at 1% and a cap at 7.8% of a notional amount of $100,000 to manage its exposure to interest rate changes related to its borrowings. The collar agreement is considered as an economic hedge agreement as it does not meet the criteria of hedge accounting; therefore, the change in its fair value is recognized in earnings (Note 17).

  Equity method investments: Investments in common stock in entities over which the Company exercises significant influence, but does not exercise control are accounted for by the equity method of accounting. Under this method the Company records such an investment at cost, and adjusts the carrying amount for its share of the earnings or losses of the entity subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received reduce the carrying amount of the investment. When the Company's share of losses in an entity accounted for by the equity method equals or exceeds its interest in the entity, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the entity.

Investment in Diana Containerships Inc.	12 Months Ended
Dec. 31, 2012
Investment in Diana Containerships Inc. [Abstract]
Investment in Diana Containerships Inc.

3.        Investment in Diana Containerships Inc.

On January 18, 2011, the Company which owned 54.6% of the share capital of Diana Containerships, spun off 2,667,015 shares or 80% of its shares in Diana Containerships through a distribution of shares to its stockholders, recording a dividend amounting to $36,981. Diana Containerships was de-consolidated from the Company's consolidated financial statements as its ownership decreased to about 11%. The Company, on the basis of the significant influence exercised over Diana Containerships through its shareholding, through Diana Shipping Services (Note 4(e)) and its common executive Board accounts for its investment in Diana Containerships under the equity method according to ASC 323 “Investments – Equity Method and Joint Ventures”.

On June 15, 2011, Diana Containerships completed a public offering under the United States Securities Act at 1933, as amended, in which the Company participated with an amount of $20,000 in a concurrent private offering, increasing its ownership percentage in the share capital of Diana Containerships to 14.5%.

Since August 10, 2012, the Company owns 10.4% of the share capital of Diana Containerships, after a follow-on offering completed by Diana Containerships on July 24, 2012 and an overallotment option exercised by the underwriters on August 10, 2012.

As at December 31, 2012 and 2011, the investment in Diana Containerships amounted to $24,734 and $29,842, respectively, and is separately reflected in Investment in Diana Containerships Inc. in the accompanying consolidated balance sheets. As at December 31, 2012, the market value of the investment was $20,134 based on Diana Containerships closing price on Nasdaq of $6.04.

For 2012 and 2011, the investment in Diana Containerships resulted in loss of $1,773 and income of $1,207, respectively, which are separately presented in Income/(loss) from investment in Diana Containerships Inc. in the accompanying consolidated statements of income. Also during 2012 and 2011, the Company received dividends from Diana Containerships amounting to $2,835 and $100, respectively. In addition, at December 31, 2012 and 2011, dividends declared but not received of $1,000 as and $500, respectively, are included in Prepaid expenses and other assets.

Transacions with Related Parties	12 Months Ended
Dec. 31, 2012
Transactions wtih Related Parties [Abstract]
Transactions with related parties

4.              Transactions with Related Parties

  Altair Travel Agency S.A. (“Altair”): The Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company's CEO and Chairman. Travel expenses for 2012, 2011, and 2010 amounted to $2,957, $1,799, and $1,628, respectively, and are included in Vessels, Advances for vessels construction and acquisitions and other vessel costs, Due from related parties, Vessel operating expenses and General and administrative expenses in the accompanying consolidated financial statements. The Company was also paying Altair rent for office space, parking space and a warehouse leased by DSS. The lease agreement between Altair and DSS was terminated on September 30, 2010, as Altair sold the office space, parking space and the warehouse to Universal Shipping and Real Estates Inc. Rent expense for 2010 amounted to $76, and is included in General and administrative expenses in the accompanying consolidated statements of income. At December 31, 2012, and 2011, an amount of $192 and $153, respectively, was payable to Altair and is included in Due to related parties in the accompanying consolidated balance sheets.

  Universal Shipping and Real Estates Inc. (“Universal”): Universal was acquired by the Company in October 2010. Until then Universal was a company controlled by the Company's CEO and Chairman from which the DSS was leasing office space, a warehouse and parking spaces. On October 21, 2010, Universal transferred all of its real property to DSS and the company was dissolved in November 2010. Rent expense for 2010 amounted to $304, and is included in General and administrative expenses in the accompanying consolidated statements of income. At December 31, 2012 and 2011, there were no amounts due to or from Universal.

  Diana Shipping Agencies S.A. (“DSA”): DSA was acquired by the Company in October 2010. Until then, DSA was a company controlled by the Company's CEO and Chairman, from which DSS was leasing office space, parking spaces and a warehouse. On October 21, 2010, DSA transferred all of its property to DSS and the company was dissolved in November 2010. Rent expense for 2010 amounted to $283 and is included in General and administrative expenses in the accompanying consolidated statements of income. At December 31, 2012 and 2011, there were no amounts due to or from DSA.

  Diana Enterprises Inc. (“Diana Enterprises”): Diana Enterprises is a company controlled by the Company's CEO and Chairman, and has entered into two agreements with DSS to provide brokerage services through DSS to DSI for an annual fee of $2,384 in 2012 and $1,652 in 2011, and to Diana Containerships for an annual fee of $1,040 until January 18, 2011 when Diana Containerships was deconsolidated from the Company's financial statements. The agreement has a term of five years and fees are paid quarterly in advance. For 2012, 2011 and 2010, brokerage fees amounted to $2,384, $1,704 and $1,570, respectively, and are included in General and administrative expenses in the accompanying consolidated statements of income. At December 31, 2012 and 2011 there were no amounts due to or from Diana Enterprises. (Note 18).

  Diana Containerships Inc. (“Diana Containerships”): DSS receives from Diana Containerships management fees of $15 per month for each vessel in operation and $20 per month for each laid-up vessel and 1% commissions on the gross hire and freight earned by each vessel, pursuant to management agreements between Diana Containerships vessel owning companies and DSS and $10 per month administrative fees pursuant to an administrative services agreement between Diana Containerships and DSS. After the partial spin-off of Diana Containerships (Note 3), such fees are not eliminated. Therefore, for 2012 and for the period from January 19, to December 31, 2011, revenues derived from the agreements with Diana Containerships amounted to $2,447 and $1,117, respectively, and they are separately presented as Other revenues in the accompanying consolidated statements of income. As at December 31, 2012 and 2011, there was an amount of $613 and $263, respectively, due from Diana Containerships and its vessels and is included in Due from a related party in the accompanying consolidated balance sheets. On March 1, 2013 the agreements between DSS and Diana Containerships were terminated (Note 18).

  Acquisition of affiliated entities: On October 8, 2010, the Company entered into two transfer agreements with Poinsettia Management Ltd. (“Poinsettia”), an entity affiliated with the Company's CEO and Chairman and with other executives, for the acquisition of the issued and outstanding shares of Universal and DSA for a total consideration of $21,500. The Company's Board of Directors appointed an independent committee consisting of the independent members of the Board of Directors to address any issues in connection with such acquisition and to evaluate the merits and fairness of the consideration of the transaction. The Independent Committee considered the Company's specific facts and circumstances and the developments in the domestic real estate market, obtained financial, legal and other advice as deemed appropriate and utilized multiple valuation approaches from different sources in its analysis, including but not limited to: i) independent market valuations for the entities' real property based on comparable real estate prices, ii) independent assessment of the physical condition of the real property, its fixtures and other infrastructure included within the real property and iii) discounted cash flow analyses (with reference also to the present value of the future lease outflows based upon the Company's then existing lease agreements for office space). Based upon the various inputs discussed above, the independent committee determined that the transaction was in the best interests of the Company and its stockholders and recommended the transaction to the Board. On October 21, 2010, the building and land were transferred to DSS.

Advances for Vessels Under Construction and Acquisitions and Other Vessel Costs	12 Months Ended
Dec. 31, 2012
Advances For Property Plant And Equipment [Abstract]
Advances for Vessels under Construction and Acquisitions and Other Vessel Costs

5.       Advances for Vessels under Construction and Acquisitions and Other Vessel Costs

The amounts in the accompanying consolidated balance sheets include payments to sellers of vessels or, in the case of vessels under construction, to the shipyards and other costs as analyzed below:

	2012	2011
Pre-delivery installments	$8,700	$58,000
Advances for vessel acquisitions	2,650	3,225
Capitalized interest and finance costs	100	1,516
Other related costs	52	699
Total	$11,502	$63,440

The movement of the account, during 2012 and 2011 was as follows:

	2012	2011
Beginning balance	$63,440	$35,280
- Advances for vessels under construction and other vessel costs	68,549	24,919
- Advances for vessel acquisitions and other vessel costs	31,827	3,241
- Transferred to vessel cost (Note 6)	(152,314)	-
Ending balance	$11,502	$63,440

As at December 31, 2011, Advances for vessels under construction, acquisitions and other vessel costs consisted of the advances paid for the construction of the “Los Angeles” and the “Philadelphia”, the advance paid for the acquisition of the “Leto” and additional costs capitalized with respect to those vessels (Note 6).

On March 28, 2012, Erikub and Wotho, each entered into one shipbuilding contract with China Shipbuilding Trading Company, Limited and Jiangnan Shipyard (Group) Co., Ltd for the construction of one ice class Panamax dry bulk carrier for each subsidiary for the contract price of $29,000 each. The two vessels are expected to be delivered in the fourth quarter of 2013. During 2012, the Company had paid one predelivery installment for each vessel. As at December 31, 2012, the remaining contractual obligations amounted to $24,650 for Erikub and $24,650 for Wotho (Notes 11 and 18).

In December 2012, Tuvalu entered into a memorandum of agreement to purchase from an unaffiliated third party, a Kamsarmax dry bulk carrier, for the purchase price of $26,500, of which a 10% advance was paid on December 28, 2012. The vessel, was renamed “Myrto” and was delivered to the Company on January 25, 2013 (Note 18). As at December 31, 2012, the remaining contractual obligations of Tuvalu amounted to $23,850 (Notes 11 and 18).

Vessels	12 Months Ended
Dec. 31, 2012
Vessels [Abstract]
Vessels

6.       Vessels

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2010	$1,355,644	$(194,794)	$1,160,850

- Deconsolidation of Diana Containerships Inc. (Note 3)	(93,531)	1,599	(91,932)
- Acquisition and other vessel costs	30,124	-	30,124
- Depreciation for the year	-	(52,323)	(52,323)
Balance, December 31, 2011	$1,292,237	$(245,518)	$1,046,719

- Transfer from advances for vessels under construction and acquisition and other vessel costs (Note 5)	152,314	-	152,314
- Acquisition, improvements and other vessel costs	70,819	-	70,819
- Depreciation for the year	-	(58,714)	(58,714)
Balance, December 31, 2012	$1,515,370	$(304,232)	$1,211,138

In February 2012 and May 2012, Lae and Namu took delivery of the Newcastlemax dry bulk carriers “Los Angeles” and “Philadelphia”, respectively, constructed by the China Shipbuilding Trading Company, Limited and Shanghai Jiangnan-Changxing Shipbuilding Co., Ltd for an aggregate cost of $116,000. Expenses capitalized during the construction period for both vessels amounted to $3,939.

In November 2011, Jemo entered into a memorandum of agreement to purchase from an unaffiliated third party, a Panamax dry bulk carrier, for the purchase price of $32,250. The vessel was renamed “Leto” and was delivered to the Company by the sellers on January 16, 2012. Pre-delivery expenses amounted to $125.

In March 2012, Mandaringina entered into a memorandum of agreement to purchase from an unaffiliated third party, a Panamax dry bulk carrier, for the purchase price of $20,650. The vessel, was renamed “Melia” and was delivered to the Company by the sellers on May 1, 2012. Pre-delivery expenses amounted to $112.

In July 2012, Guam entered into a memorandum of agreement to purchase from an unaffiliated third party, a Post-Panamax dry bulk carrier, for the purchase price of $25,000. The vessel, was renamed “Amphitrite” and was delivered to the Company by the sellers on August 14, 2012. Pre-delivery expenses amounted to $96.

In October 2012, Palau entered into a memorandum of agreement to purchase from an unaffiliated third party, a Post-Panamax dry bulk carrier, for the purchase price of $24,600. The vessel, was renamed “Polymnia” and was delivered to the Company by the sellers on November 20, 2012. Pre-delivery expenses amounted to $119.

As of December 31, 2012, part of the Company's fleet, having an aggregate carrying value of $894,019 has been provided as collateral to secure the loan facilities discussed in Note 9.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Property and Equipment

7.       Property and equipment, net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Property and Equipment	Accumulated Depreciation	Net Book Value

Balance, December 31, 2010	$22,332	$(490)	$21,842

- Additions in equipment and building improvements	220	-	220
- Depreciation for the year	-	(403)	(403)
Balance, December 31, 2011	$22,552	$(893)	$21,659

- Additions in equipment and building improvements	1,553	-	1,553
- Depreciation for the year	-	(438)	(438)
Balance, December 31, 2012	$24,105	$(1,331)	$22,774

Prepaid Charter Revenue, current and non-current	12 Months Ended
Dec. 31, 2012
Prepaid Charter Revenue [Abstract]
Prepaid Charter Revenue, current and non-current

8.       Prepaid charter revenue, current and non-current

The amounts shown in the accompanying consolidated balance sheets reflect the unamortized balance of an asset recognized by the Company pursuant to the acquisition of Gala in May 2009 and the amount paid in excess of the predelivery installments for the construction of the vessel “Houston”.

The amount recognized as prepaid charter revenue is amortized in revenues over the duration of the time charter contract beginning on the delivery of the vessel to the time charterers. The amounts in the consolidated financial statements are analyzed as follows:

	Amount	Accumulated Amortization	Net
Balance, December 31, 2010	$15,000	$(3,541)	$11,459
Amortization in the year	-	(3,050)	(3,050)
Balance, December 31, 2011	$15,000	$(6,591)	$8,409
Amortization in the year	-	(3,056)	(3,056)
Balance, December 31, 2012	$15,000	$(9,647)	$5,353

The amortization of prepaid charter revenue for 2012, 2011 and 2010 amounted to $3,056, $3,050 and $3,048, respectively, and is included in Time charter revenues in the accompanying consolidated statements of income.

The estimated amortization expense for each of the succeeding years is as follows:

Period			Amount
January 1, 2013	to	December 31, 2013	$3,050
January 1, 2014	to	October 3, 2014	2,303

Long-term Debt, current and non-current	12 Months Ended
Dec. 31, 2012
Long Term Debt, current and non-current [Abstract]
Long-term debt, current and non-current

9.       Long-term debt, current and non-current

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	2012	2011
Royal Bank of Scotland revolving credit facility	$270,000	$290,700
Bremer Landesbank loan facility	29,200	32,800
Deutsche Bank AG loan facility	33,400	35,800
Credit Agricole Corporate and Investment Bank (transfer from Emporiki Bank of Greece S.A.)	14,000	15,000
Export-Import Bank of China and DnB Bank ASA loan facility	69,054	-
Nordea Bank Finland Plc loan facilities	45,224	-
Total debt outstanding	$460,878	$374,300
Less related deferred financing costs	(1,766)	(962)
Total debt, net of deferred financing costs	$459,112	$373,338
Current portion of long term debt	$(45,032)	$(27,700)
Long-term debt, non current portion	$414,080	$345,638

Royal Bank of Scotland (“RBS”) revolving credit facility: On February 18, 2005, the Company entered into a secured revolving credit facility with the Royal Bank for $230,000 which was increased to $300,000 on May 24, 2006 with an amended agreement. The Company is permitted to borrow amounts up to the facility limit, but not exceed 75% of the aggregate market value of the mortgaged vessels. The interest rate on amounts drawn is at LIBOR plus a margin ranging from 0.75% to 0.85%. The loan bears commitment fees on the undrawn part of the facility, if any, of 0.25% per annum. The weighted average interest rate of the revolving credit facility as at December 31, 2012 and 2011 was 1.1% and 1.1%, respectively.

The amended facility was available in full until May 24, 2012. Since that date the available amount is reducing in semiannual amounts of $15,000 with a final reduction of $165,000 together with the last semi-annual reduction on May 24, 2016.

The credit facility is secured by a first priority or preferred ship mortgage on 16 vessels of the Company's fleet (Note 18), assignment of all freights, earnings, insurances and requisition compensation. The lenders may also require additional security in the event the Company breaches certain covenants under the credit facility, including a shortfall in the hull cover ratio, as described below.

The credit facility contains covenants including restrictions as to changes in management and ownership of the vessels, additional indebtedness, as well as minimum requirements regarding hull cover ratio, minimum liquidity of $400 per each vessel in the fleet mortgaged under or financed through the credit facility and other financial covenants. As at December 31, 2012 and 2011, the minimum liquidity requirement amounted to $6,800 and $6,000, respectively. Furthermore, the Company is not permitted to pay any dividends that would result in a breach of the financial covenants of the facility.

Bremer Landesbank (“Bremer”) loan facility: On October 22, 2009, Gala entered into a loan agreement with Bremer to partly finance, or, as the case may be, refinance, the contract price of the vessel “Houston” for an amount of $40,000. The loan is repayable in 40 quarterly installments of $900 plus one balloon installment of $4,000 to be paid together with the last installment on November 12, 2019. The loan bears interest at LIBOR plus a margin of 2.15%. The weighted average interest rate of the loan facility as at December 31, 2012 and 2011 was 2.6% and 2.5%, respectively.

The loan is secured by a first preferred ship mortgage on the vessel “Houston”, a first priority assignment of all earnings, insurances, and requisition compensation and a corporate guarantee. The lenders may also require additional security in the future in the event the Company breaches certain covenants under the loan agreement and includes restrictions as to changes in management and ownership of the vessel, additional indebtedness, substitute charters in the case the vessel's current charter is prematurely terminated, as well as minimum requirements regarding hull cover ratio. Furthermore, the Company is not permitted to pay any dividends from the earnings of the vessel following the occurrence of an event of default. Also, Gala is required for the duration of the loan to maintain in its current account with the Bank sufficient funds to meet the next repayment installment and interest due at monthly intervals, any other outstanding indebtedness that becomes due with the bank and sufficient funds to cover the anticipated cost of the next special survey. As at December 31, 2012 and 2011, such funds amounted to $721 and $744, respectively.

Deutsche Bank AG (“Deutsche”) loan facility: On October 8, 2009, Bikini entered into a loan agreement with Deutsche to partly finance, or, as the case may be, refinance, the contract price of the vessel “New York” (Hull H1107), for an amount of $40,000, but not exceeding 80% of the fair value of the vessel. The loan is repayable in 19 quarterly installments of $600 and a final installment of $28,600 on March 10, 2015. The loan bears interest at LIBOR plus a margin of 2.40% per annum. The weighted average interest rate of the loan facility as at December 31, 2012 and 2011 was 2.9% and 2.7%, respectively.

The loan is secured by a first preferred ship mortgage on the vessel “New York”, a first priority assignment of all earnings, insurances, and requisition compensation and a corporate guarantee. The lenders may also require additional security in the future in the event the Company breaches certain covenants including restrictions as to changes in management and ownership of the vessel, additional indebtedness, as well as minimum requirements regarding hull cover ratio, minimum liquidity of $400 for the borrower, average cash balance of $10,000 for the guarantor, and financial covenants. Furthermore, the Company is not permitted to pay any dividends which would result in a breach of financial covenants or if an event of default has occurred and is continuing. As at December 31, 2012, the Company was not in compliance with the hull cover ratio requirement of the loan facility. In this respect and in connection with the term sheet signed on March 19, 2013 for the partial refinancing of the vessels Myrto and Maia (Note 18), the Company accepted to cross collateralize the vessels New York, Myrto and Maia against the Deutsche loan facilities and thereby to remedy any event of noncompliance by combining the security cover of the two Deutsche facilities.

Export-Import Bank of China and DnB Bank ASA (“Cex-Im and DnB”): On October 2, 2010, Lae and Namu entered into a loan agreement with the Export – Import Bank of China and DnB Bank ASA (formerly known as DnB NOR Bank ASA) to finance part of the construction cost of the “Los Angeles” and the “Philadelphia” for an amount of up to $82,600. On February 15, and May 18, 2012, Lae and Namu drew down an aggregate of $72,100 of the loan, which represents 70% of the vessels' market value on delivery.

The Lae advance is repayable in 40 quarterly installments of $628 and a balloon of $12,330 payable together with the last installment on February 15, 2022 and the Namu advance is repayable in 40 quarterly installments of $581 and a balloon of $11,410 payable together with the last installment on May 18, 2022. Each Bank has the right to demand repayment of the outstanding balance of any advance 72 months after the respective advance drawdown. Such demand shall be subject to written notification to be made no earlier than 54 months and not later than 60 months after the respective drawdown date for that advance. The loan bears interest at LIBOR plus a margin of 2.50% per annum and an agency fee of $10 is paid annually until its full repayment. The weighted average interest rate of the loan facility as at December 31, 2012 was 2.9%.

The loan is secured by a first preferred ship mortgage on the vessels, general assignments, charter assignments, operating account assignments, hull cover ratio, a corporate guarantee from DSI and manager's undertakings. The loan requires minimum liquidity of $400 for each borrower, an average cash balance of $10,000 for the guarantor and financial covenants. The Company is not permitted to pay any dividends that would result in an event of default or if an event of default has occurred and is continuing.

Emporiki Bank of Greece S.A. (“Emporiki”) replaced by Credit Agricole Corporate and Investment Bank (“Credit Agricole”): On September 13, 2011, Bikar entered into a loan agreement with Emporiki for a loan of up to $15,000 to refinance part of the acquisition cost of m/v “Arethusa”. On December 13, 2012, Bikar, the Company, DSS and Credit Agricole, entered into a supplemental loan agreement to set out amendments of the loan agreement to which the parties entered into in a supplemental agreement on December 11, 2012, to provide applicability of the English law and exclusive jurisdiction of English courts and to a deed of novation to transfer the outstanding loan balance, the ISDA master swap agreement and the existing security documents from Emporiki to Credit Agricole.

The loan is repayable in 20 equal semiannual installments of $500 each and a balloon payment of $5,000 to be paid together with the last installment on September 15, 2021. The loan bears interest at LIBOR plus a margin of 2.5% per annum, or 1% for such loan amount that is equivalently secured by cash pledge in favor of the bank. The weighted average interest rate of the loan facility as at December 31, 2012 and 2011 was 1.2% and 1.3%, respectively.

The loan, which is secured by an equivalent amount of cash collateral, is also secured with a first priority mortgage on the vessel “Arethusa”, charter assignment on long term charters, first priority general assignment of all earnings, insurances and requisition compensation on the vessel, a corporate guarantee from DSI, manager's undertaking and a first priority pledge on the earnings account and the cash collateral account. The lender may also require additional security, if at any time the market value of the vessel and the cash standing in a pledged account with the bank becomes less than the required hull cover ratio. The loan also has other non-financial and financial covenants, minimum cash of $10,000 to be held by DSI and $500 to be held by Bikar and/or the guarantor. The Company is not permitted to pay any dividends, that would result in an event of default or if an event of default has occurred and is continuing.

Nordea Bank Finland Plc.(“Nordea”): On February 7, 2012, Jemo (the “Borrower”) entered into an agreement with Nordea Bank Finland Plc, London Branch, for a secured term loan facility in the principal amount of $16,125, drawn down in February 2012, to partly finance the acquisition cost of “Leto”. The loan has a term of five years and is repayable in 20 consecutive equal quarterly installments of $252 and a balloon payment of $11,085 payable together with the final quarterly installment on February 7, 2017. On June 21, 2012, the agreement between Jemo and Nordea Bank Finland Plc, was restated and amended by a supplemental agreement in order to include Mandaringina as a new borrower and increase the loan amount to up to $26,450 for the purpose of financing part of the acquisition cost of Melia. The additional advance for Mandaringina of $10,325, drawn down in June 2012, is repayable in 20 consecutive equal quarterly installments of $235 and a balloon of $5,625 payable together with the last installment on May 7, 2017. The loan bears interest at LIBOR plus a margin of 2.5% and the weighted average interest rate as at December 31, 2012 was 2.7%.

On December 20, 2012, Palau and Guam entered into a new loan agreement with Nordea for an amount of $20,000, drawn down on December 21, 2012, to finance part of the acquisition cost of the vessels “Amphitrite” and “Polymnia”. The loan is repayable in 20 consecutive quarterly installments of $312 and a balloon installment of $13,760 payable together with the last installment on December 21, 2017. The loan bears interest at LIBOR plus a margin of 2.9% and the weighted average interest rate of the loan facilities as at December 31, 2012 was 3.1%.

Both loans are secured with a corporate guarantee from DSI, a first priority or first preferred mortgage on the vessels, first priority assignment of earnings, first priority pledge of the earnings accounts, first priority assignment of the time charters and any subsequent long term charter contracts, first priority assignment of insurances, first priority pledge over the shares of the borrowers and manager's letter of subordination of rights and minimum hull value. The loans also have financial covenants and require minimum liquidity of $500 per vessel owned by the guarantor. Finally, The Company is not permitted to pay any dividends, that would result in an event of default or if an event of default has occurred and is continuing.

Total interest incurred on long-term debt for 2012, 2011 and 2010 amounted to $7,342, $5,129, and $4,982, respectively. Of the above amounts, $321, $635, and $340, respectively, were capitalized and included in Vessels and in Advances for vessels under construction and acquisitions and other vessel costs in the accompanying consolidated balance sheets. Interest expense on long-term debt, net of interest capitalized, is included in Interest and finance costs in the accompanying consolidated statements of income. The Company pays commitment fees on the undrawn portion of the facilities, which for 2012, 2011, and 2010 amounted to $122, $468, and $361, respectively of which $103, $422, and $110, respectively, are included in Vessels and in Advances for vessels under construction and acquisition and other vessel costs.

The maturities of the Company's debt facilities described above, as at December 31, 2012, and throughout their term are as follows:

Period			Principal Repayment
January 1, 2013	to	December 31, 2013	$45,032
January 1, 2014	to	December 31, 2014	45,033
January 1, 2015	to	December 31, 2015	71,232
January 1, 2016	to	December 31, 2016	192,632
January 1, 2017	to	December 31, 2017	41,874
January 1, 2018	and thereafter		65,075
		Total	$460,878

Deferred Revenue, current and non-current	12 Months Ended
Dec. 31, 2012
Deferred Revenue, current and non-current [Abstract]
Deferred Revenue, current and non-current

10.       Deferred revenue

The amounts presented as deferred revenue in the accompanying consolidated balance sheets as of December 31, 2012 and December 31, 2011 reflect the cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met and the unamortized balance of the liability amounting to $25,000 associated with the acquisition of the vessel “Salt Lake City” with a charter party attached at a charter rate below market at the date of delivery of the vessel in 2007.

	2012	2011
Hires collected in advance	$2,827	$3,905
Unamortized balance of time charter attached	-	4,231
Total	$2,827	$8,136

The time charter attached has been amortized to revenue over the duration of the charter party, which ended in July 2012. For 2012, 2011 and 2010 amortization amounted to $4,231, $5,114, and $5,114, respectively, and is included in Time charter revenues in the accompanying consolidated statements of income.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

11.       Commitments and Contingencies

  Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. The Company accrues for the cost of environmental and other liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. As of December 31, 2012, management was not aware of any claims or contingent liabilities, for which it has not accrued for, requiring disclosure in the accompanying consolidated financial statements.

  The Company's vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the P&I Association in which the Company's vessels are entered. The Company's vessels are subject to calls payable to their P&I Association and may be subject to supplemental calls which are based on estimates of premium income and anticipated and paid claims. Such estimates are adjusted each year by the Board of Directors of the P&I Association until the closing of the relevant policy year, which generally occurs within three years from the end of the policy year. Supplemental calls, if any, are expensed when they are announced and according to the period they relate to. The Company is not aware of any supplemental calls in respect of any policy year that should be recorded in its consolidated financial statements.

  The Company has entered into two shipbuilding contracts for the construction of two ice class Panamax dry bulk carriers for a contract price of $29,000 each (Note 5) and one memorandum of agreement for the acquisition of one Kamsarmax vessel renamed “Myrto” for the price of $26,500 (Notes 5 and 18). As at December 31, 2012, the total obligations under these contracts amounted to $73,150.

  As of December 31, 2012, all our vessels had fixed non-cancelable time charter contracts. The minimum contractual gross charter revenues to be generated from the existing non-cancelable time charter contracts until their expiration are as follows:

Period	Amount
Year 1	$127,428
Year 2	70,948
Year 3	22,495
Year 4	1,110
Total	221,981

Capital Stock and Changes in Capital Accounts	12 Months Ended
Dec. 31, 2012
Capital Stock and Changes in Capital Accounts [Abstract]
Capital Stock and Changes in Capital Accounts

12.       Capital Stock and Changes in Capital Accounts

  Preferred stock and common stock: The Company's authorized capital stock consists of 200,000,000 shares (all in registered form) of common stock, par value $0.01 per share and of 25,000,000 shares (all in registered form) of preferred stock, par value $0.01 per share. The holders of the common shares are entitled to one vote on all matters submitted to a vote of stockholders and to receive all dividends, if any.

  Incentive plan: In February 2005, the Company adopted an equity incentive plan (the “Plan”) for 2,800,000 common shares, which was amended and restated on October 21, 2008 and terminated in 2012 as all shares reserved had been issued. In May 2011, the Company's board of directors approved to adopt the Diana Shipping Inc. 2011 Equity Incentive Plan, with substantially the same terms and provisions as the Company's Amended and Restated 2005 Equity Incentive Plan. Under the 2011 Equity Incentive Plan, an aggregate of 5,000,000 common shares will be available for issuance.

The plan entitles the Company's employees, officers and directors to receive options to acquire the Company's common stock and is administered by the Compensation Committee of the Company's Board Directors or such other committee of the Board as may be designated by the Board to administer the Plan. Under the terms of the plan, the Company's Board of Directors is able to grant a) incentive stock options, b) non-qualified stock options, c) stock appreciation rights, d) dividend equivalent rights, e) restricted stock, f) unrestricted stock, g) restricted stock units, and h) performance shares. No options, stock appreciation rights or restricted stock units can be exercisable prior to the first anniversary or subsequent to the tenth anniversary of the date on which such award was granted. The plan will expire 10 years from its adoption by the Board of Directors. Under the 2011 Equity Incentive Plan, the Administrator may waive or modify the application of forfeiture of awards of restricted stock and performance shares in connection with cessation of service with the Company.

The Company follows the provisions in ASC 718 “Compensation – Stock Compensation”, for purposes of accounting for such share-based payments. All share-based compensation provided to employees is recognized in accordance with the relevant guidance, and is included in General and administrative expenses in the accompanying consolidated statements of income.

Restricted stock during the years ended December 31, 2012, 2011 and 2010 is analysed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2009	914,533	$16.13
Granted	519,926	14.29
Vested	(246,572)	16.25
Forfeited or expired	-	-
Outstanding at December 31, 2010	1,187,887	$15.30
Granted	616,055	12.64
Vested	(419,880)	15.44
Forfeited or expired	-	-
Outstanding at December 31, 2011	1,384,062	$14.07
Granted	667,614	9.13
Vested	(600,051)	13.83
Forfeited or expired	-	-
Outstanding at December 31, 2012	1,451,625	$11.90

The fair value of the restricted shares has been determined with reference to the closing price of the Company's stock on the date the agreements were signed. The aggregate compensation cost is being recognized ratably in the consolidated income statement over the respective vesting periods, which for the shares issued in 2012, 2011 and 2010 was three years. During 2012, 2011, and 2010, an amount of $8,645, $8,087, and $6,151, respectively, was recognized in General and administrative expenses.

For 2011 and 2010, General and administrative expenses also include compensation cost of $7 and $1,331, respectively, relating to Diana Containerships for restricted shares issued to its executive officers. At December 31, 2012 and 2011, the total unrecognized cost relating to restricted share awards was $10,662 and $13,212, respectively. At December 31, 2012, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 0.89 years.

  Dividend Reinvestment and Direct Stock Purchase Plan (“DRIP”): In April 2008, the Company entered into a Plan for 2,500,000 shares of common stock to allow existing shareholders to purchase additional common stock by reinvesting all or a portion of the dividends paid on their common stock and by making optional cash investments and new investors to enter into the Plan by making an initial investment. During the period from January 1, 2011 until its termination in April 2011, 1,640 shares were issued pursuant to the DRIP in addition to the 21,187 shares issued as at December 31, 2010.

  Share repurchase agreement: In December 2011, the Company entered into an agreement with Goldman, Sachs & Co. (the “Broker”) to repurchase its stock according to Rule 10b5-1(c)(l) and to the extend applicable to Rule 10b-18 under the Securities and Exchange Act of 1934. The agreement was terminated on February 29, 2012. On June 14 and August 2, 2012, the Company entered into two similar agreements which were terminated on July 11, and on October 15, 2012, respectively. The Company repurchased and retired 154,091 shares up to December 31, 2011 for an aggregate cost of $1,187, and additional shares of 853,607 in 2012 for an additional cost of $6,044.

Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2012
Voyage And Vessel Operating Expenses [Abstract]
Voyage and Vessel Operating Expenses

13.       Voyage and Vessel Operating Expenses

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	2012	2011	2010
Voyage Expenses
Bunkers	$(2,149)	$(1,663)	$(652)
Commissions charged by third parties	10,273	11,963	12,889
Miscellaneous	150	297	155
Total	$8,274	$10,597	$12,392

Vessel Operating Expenses
Crew wages and related costs	$37,351	$31,497	$28,406
Insurance	4,747	4,369	4,181
Spares and consumable stores	14,996	12,686	12,691
Repairs and maintenance	6,609	5,903	6,257
Tonnage taxes (Note 16)	361	318	306
Other operating expenses	2,229	602	744
Total	$66,293	$55,375	$52,585

Interest and Finance Costs	12 Months Ended
Dec. 31, 2012
Interest and Finance Costs [Abstract]
Interest and Finance Costs

14.       Interest and Finance Costs

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	2012	2011	2010
Interest expense	$7,021	$4,494	$4,642
Amortization of financing costs	379	278	263
Commitment fees and other costs	218	152	308
Total	$7,618	$4,924	$5,213

Earnings per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

15.       Earnings per Share

All shares issued (including the restricted shares issued under the Company's Incentive Plan) are the Company's common stock and have equal rights to vote and participate in dividends upon their vesting. The calculation of basic earnings per share does not treat the non-vested shares (not considered participating securities) as outstanding until the time/service-based vesting restriction has lapsed.

For 2012, 2011 and 2010, the denominator of the diluted earnings per share calculation includes 0, 42,574 and 125,462 shares, being the number of incremental shares assumed issued under the treasury stock method weighted for the periods the non-vested shares were outstanding. For purposes of calculating the numerator of the 2010 diluted Earnings per Share (“EPS”), Diana Containerships' diluted Earnings/Losses per Share is multiplied by the number of shares held by the Company weighted for the period they were outstanding. The result substitutes the Company's share of the actual earnings/ losses of Diana Containerships.

	2012		2011		2010
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS

Net income attributed to Diana Shipping Inc.	$54,639	$54,639	$107,497	$107,497	$128,779	$128,779

Weighted average number of common shares outstanding	81,083,485	81,083,485	81,081,774	81,081,774	80,682,770	80,682,770
Incremental shares	-	-	-	42,574	-	125,462
Total shares outstanding	81,083,485	81,083,485	81,081,774	81,124,348	80,682,770	80,808,232

Earnings per share	$0.67	$0.67	$1.33	$1.33	$1.60	$1.59

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

16.       Income Taxes

Under the laws of the countries of the companies' incorporation and / or vessels' registration, the companies are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in vessel operating expenses in the accompanying consolidated statements of income (Note 13).

Pursuant to the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets both of the following requirements, (a) the Company is organized in a foreign country that grants an equivalent exception to corporations organized in the United States and (b) either (i) more than 50% of the value of the Company's stock is owned, directly or indirectly, by individuals who are “residents” of the Company's country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the United States (50% Ownership Test) or (ii) the Company's stock is “primarily and regularly traded on an established securities market” in its country of organization, in another country that grants an “equivalent exemption” to United States corporations, or in the United States (Publicly-Traded Test).

Notwithstanding the foregoing, the regulations provide, in pertinent part, that each class of the Company's stock will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified stock attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the value of such class of the Company's outstanding stock, (“5 Percent Override Rule”).

The Company and each of its subsidiaries expects to qualify for this statutory tax exemption for the 2012, 2011 and 2010 taxable years, and the Company takes this position for United States federal income tax return reporting purposes. However, there are factual circumstances beyond the Company's control that could cause it to lose the benefit of this tax exemption in future years and thereby become subject to United States federal income tax on its United States source income such as if, for a particular taxable year, other shareholders with a five percent or greater interest in the Company's stock were, in combination with the Company's existing 5% shareholders, to own 50% or more of the Company's outstanding shares of its stock on more than half the days during the taxable year.

The Company estimates that since no more than the 50% of its shipping income would be treated as being United States source income, the effective tax rate is expected to be 2% and accordingly it anticipates that the impact on its results of operations will not be material. The Company believes that it satisfies the Publicly-Traded Test and all of its United States source shipping income is exempt from U.S. federal income tax. Based on its U.S. source Shipping Income for 2012, 2011 and 2010, the Company would be subject to U.S. federal income tax of approximately $289, $217 and $190, respectively, in the absence of an exemption under Section 883.

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Financial Instruments

17.       Financial Instruments

The carrying values of temporary cash investments, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair values of long-term bank loans approximate the recorded values, due to their variable interest rates.

The Company is exposed to interest rate fluctuations associated with its variable rate borrowings and its objective is to manage the impact of such fluctuations on earnings and cash flows of its borrowings. In May 2009 (novated in March 2012), the Company entered into a five-year zero cost collar agreement with a floor at 1% and a cap at 7.8% of a notional amount of $100,000 to manage its exposure to interest rate changes related to its borrowings. The collar agreement is used as an economic hedge agreement and does not meet the criteria for hedge accounting; therefore, the changes in its fair value are recognized in earnings.

As of December 31, 2012 and December 31, 2011, the fair value of the swap resulted to a liability of $994 and $1,030, respectively, both separately presented in the accompanying consolidated balance sheets. During the years ended December 31, 2012, 2011, and 2010, the Company incurred from the swap losses amounting to $518, $737, and $1,477, respectively, separately presented as Loss from derivative instruments in the accompanying consolidated statements of income. The fair value of the collar agreement determined through Level 2 inputs of the fair value hierarchy as defined in ASC 820-10-35-47 Fair Value Measurements and Disclosure, Subsequent Re-measurement of FASB Accounting Standard Codification (ASC), is derived principally from or corroborated by observable market data. Inputs include interest rates, yield curves and other items that allow value to be determined.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

18.       Subsequent Events

  Loan securities: On January 18, 2013, Jaluit Shipping Company Inc., owner of m/v Sideris GS, and on March 7, 2013 Silver Chandra Shipping Company Ltd., owner of m/v Norfolk, granted a first preferred ship mortgage to the Royal Bank of Scotland, as additional security to the Company's credit facility (Note 9).

  Delivery of new vessel: On January 25, 2013, the Company took delivery of the Myrto and paid $23,850 being the balance of the purchase price of the vessel (Note 5).

  New vessel acquisition: On February 11, 2013, the Company through Jabat Shipping Company Inc., a newly acquired wholly-owned subsidiary, was the successful bidder at an auction that took place in France, for the m/v “Valeria Della Gatta” (renamed Maia), a Kamsarmax dry bulk carrier, which was acquired for $19,827. The vessel was delivered to the Company on February 19, 2013.

  Termination of agreements: On March 1, 2013, DSS and Diana Containerships Inc. and its subsidiaries, amicably terminated the respective administrative and management agreements (Notes 1 and 4) and DSS seized from being the manager of the group of Diana Containerships. On the same date the agreement between DSS and Diana Enterprises Inc., with respect to services provided to Diana Containerships was also terminated. On March 15, 2013, the agreement between DSS and Diana Enterprises with respect to services provided to DSI was also terminated and it was replaced with a new agreement having a term of thirteen months from March 1, 2013 to March 31, 2014 and a monthly fee of $208 to be paid quarterly in advance.

  Vessels under construction: On March 4, 2013, the Company paid the second installment amounting to $4,350 for the construction of Hull H2528 (Notes 5 and 11).

  Annual Incentive Bonus: On March 8, 2013 the Company's Board of Directors approved a cash bonus of about $2,062 to all employees and executive management of the Company and 607,946 shares of restricted common stock awards to executive management and non-executive directors, pursuant to the Company's 2011 equity incentive plan. The fair value of the restricted shares based on the closing price on the date of the Board of Directors' approval was $5,508 and will be recognized in income ratably over the restricted shares vesting period which will be 3 years.

  Commitment letter: On March 19, 2013, Tuvalu and Jabat, both signed a commitment letter with Deutsche Bank AG for a loan facility of $18,000 to finance part of the acquisition cost of the vessels Maia and Myrto, discussed in (b) and (c) above. Under the new loan agreement, the Maia, the Myrto and the New York (which already has a loan agreement with Deutsche Bank (Note 9)) will be cross-collateralized.

  Pending litigation: On March 20, 2013, the Company's fleet manager, DSS, was indicted by a federal grand jury in Norfolk, Virginia for alleged violations of law concerning maintenance of books and records and the handling of waste oils on the vessel Thetis. The chief engineer and second assistant engineer of the vessel were also named as co-defendants in the indictment. DSS has cooperated with the Department of Justice since notice of the alleged violations was received in September 2012, and intends to continue to cooperate with the Department of Justice as appropriate. If this matter results in a trial, DSS intends to defend itself against any charges vigorously. As of December 31, 2012, the Company had accrued for its best estimate of a monetary exposure to loss as a result of this incident. The Company's management does not expect that these charges will have any material effect on its ongoing business, its relationships with its charterers or its other contractual arrangements.

Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Principles of Consolidation

  Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, and include the accounts of Diana Shipping Inc. and its wholly-owned subsidiaries referred to in Note 1 above. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates

  Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other Comprehensive Income / (loss)

  Other Comprehensive Income / (loss): The Company follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (ASC) 220, “Comprehensive Income”, which requires separate presentation of certain transactions, which are recorded directly as components of stockholders' equity.

Foreign Currency Translation

  Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company's vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company's books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities which are denominated in other currencies are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income.

Cash and Cash Equivalents

  Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents may also include compensating cash balances kept against the Company's loan facilities that are not deemed to be sufficiently material to require segregation on the balance sheet.  Such balances at December 31, 2012 amounted to $15,000 in the aggregate and consisted of minimum cash deposits required to be maintained at all times under the Company's loan facilities (Note 9).

Accounts Receivable, Trade

  Accounts Receivable, Trade: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts was established as of December 31, 2012 and 2011.

Inventories

  Inventories: Inventories consist of lubricants and victualling which are stated at the lower of cost or market. Cost is determined by the first in, first out method. Inventories may also consist of bunkers when on the balance sheet date a vessel has been redelivered by its previous charterers and has not yet been delivered to the new charterers, or remains idle. Bunkers are also stated at the lower of cost or market and cost is determined by the first in, first out method.

Vessel Cost

  Vessel Cost: Vessels are stated at cost which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred. Interest cost incurred during the assets' construction periods that theoretically could have been avoided if expenditure for the assets had not been made is also capitalized. The capitalization rate, applied on accumulated expenditures for the vessel, is based on interest rates applicable to outstanding borrowings of the period.

Prepaid/Deferred Charter Revenue

  Prepaid/Deferred Charter Revenue: The Company records identified assets or liabilities associated with the acquisition of a vessel at fair value, determined by reference to market data. The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired. The amount to be recorded as an asset or liability at the date of vessel delivery is based on the difference between the current fair market value of the charter and the net present value of future contractual cash flows. When the present value of the contractual cash flows of the time charter assumed is greater than its current fair value, the difference, capped to the vessel's fair value on a charter free basis, is recorded as prepaid charter revenue. When the opposite situation occurs, any difference, capped to the vessel's fair value on a charter free basis, is recorded as deferred revenue. Such assets and liabilities, respectively, are amortized as a reduction of, or an increase in, revenue over the period of the time charter assumed.

Impairment of Long-Lived Assets

  Impairment of Long-Lived Assets: The Company follows ASC 360-10-40 “Impairment or Disposal of Long-Lived Assets”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The guidance requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted projected net operating cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company should evaluate the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. The Company determines the fair value of its assets based on management estimates and assumptions and by making use of available market data and taking into consideration third party valuations.

  The Company evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events have occurred which would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, management reviews certain indicators of potential impairment, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions. The current conditions in the dry bulk market with decreased charter rates and decreased vessel market values are conditions that the Company considers indicators of a potential impairment for its vessels.

  The Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel's carrying value. The projected net operating cash flows are determined by considering the historical and estimated vessels' performance and utilization, the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days (based on the most recent 10 year average historical 1 year time charter rates available for each type of vessel) over the remaining estimated life of each vessel, net of brokerage commissions, expected outflows for scheduled vessels' maintenance and vessel operating expenses assuming an average annual inflation rate of 3%.  Effective fleet utilization is assumed to 98% in the Company's exercise, taking into account the period(s) each vessel is expected to undergo her scheduled maintenance (dry docking and special surveys), as well as an estimate of 1% off hire days each year, assumptions in line with the Company's historical performance. The Company concluded based on this exercise that step two of the impairment analysis was not required and no impairment of vessels existed at December 31, 2012 as the undiscounted projected cash flows exceeded their carrying value.

  No impairment loss was identified or recorded for 2012, 2011 and 2010, and the Company has not identified any other facts or circumstances that would require the write down of vessel values in the near future.

Assets held for sale

  Assets held for sale: It is the Company's policy to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies assets and disposal groups as being held for sale in accordance with ASC 360-10-45-9 “Long-Lived Assets Classified as Held for Sale”, when the following criteria are met: (i) management possessing the necessary authority has committed to a plan to sell the asset (disposal group); (ii) the asset (disposal group) is immediately available for sale on an “as is” basis; (iii) an active program to find the buyer and other actions required to execute the plan to sell the asset (disposal group) have been initiated; (iv) the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; and (v) the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. In case a long-lived asset is to be disposed of other than by sale (for example, by abandonment, in an exchange measured based on the recorded amount of the nonmonetary asset relinquished, or in a distribution to owners in a spinoff) the Company continues to classify it as held and used until its disposal date. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale.

Reporting of discontinued operations

  Reporting of discontinued operations: The current and prior year periods' results of operations and cash flows of assets (disposal groups) classified as held for sale are reported as discontinued operations when it is determined that their operations and cash flows will be eliminated from the ongoing operations of the Company as a result of their disposal, and that the Company will not have continuing involvement in the operation of these assets after their disposal.

Vessel Depreciation	Vessel Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage (scrap) value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Management estimates the useful life of the Company’s vessels to be 25 years from the date of initial delivery from the shipyard. Diana Containerships, consolidated in the financial statements for the year ended December 31, 2010, estimated the useful life of containerships to be 30 years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.
Accounting for Dry-Docking Costs

  Accounting for Dry-Docking Costs: The Company follows the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next dry-docking is scheduled to become due. Unamortized dry-docking costs of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessel's sale.

Financing Costs

  Financing Costs: Fees paid to lenders for obtaining new loans or refinancing existing ones are deferred and recorded as a contra to debt. Other fees paid for obtaining loan facilities not used at the balance sheet date are capitalized as deferred financing costs. Fees are amortized to interest and finance costs over the life of the related debt using the effective interest method and, for the loan facilities not used at the balance sheet date, according to their availability terms. Unamortized fees relating to loans repaid or refinanced as debt extinguishment are expensed as interest and finance costs in the period the repayment or extinguishment is made. Loan commitment fees are charged to expense in the period incurred.

Property and equipment

  Property and equipment: The Company acquired in 2010 the land and building where its offices are located. Land is presented in its fair value on the date of acquisition and it is not subject to depreciation, but it is reviewed for impairment. As at December 31, 2012, 2011 and 2010, no impairment loss was identified or recorded and the Company has not identified any other facts or circumstances that would require the write down of the value of its land or building in the near future. The building which consists of office space, a warehouse and parking spaces has an estimated useful life of 55 years with no residual value and depreciation is calculated on a straight-line basis. Equipment consists of office furniture and equipment, computer software and hardware and vehicles. The useful life of the office furniture, equipment and vehicles is 5 years; and the computer software and hardware is 3 years. Depreciation is calculated on a straight-line basis.

Concentration of Credit Risk

  Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

Accounting for Revenues and Expenses

  Accounting for Revenues and Expenses: Revenues are generated from time charter agreements and are usually paid fifteen days in advance. Time charter agreements with the same charterer are accounted for as separate agreements according to the terms and conditions of each agreement. Time charter revenues are recorded over the term of the charter as service is provided. Revenues from time charter agreements providing for varying annual rates over their term are accounted for on a straight line basis. Deferred revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, including any deferred revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight line basis. Deferred revenue also includes the unamortized balance of the liability associated with the acquisition of second-hand vessels with time charters attached which were acquired at values below fair market value at the date the acquisition agreement is consummated. Voyage expenses, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements, except for commissions, which are always paid for by the Company, regardless of charter type. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related voyage charter period to the extent revenue has been deferred since commissions are due as the Company's revenues are earned.

Repairs and Maintenance

  Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the year incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of income.

Earnings per Common Share

  Earnings per Common Share: Basic earnings per common share are computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per common share, reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised.

Segmental Reporting

  Segmental Reporting: The Company has determined that it operates under one reportable segment, relating to its operations of the dry-bulk vessels. The Company reports financial information and evaluates the operations of the segment by charter revenues and not by the length of ship employment for its customers, i.e. spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Variable Interest Entities

  Variable Interest Entities: ASC 810-10, addresses the consolidation of business enterprises (variable interest entities) to which the usual condition (ownership of a majority voting interest) of consolidation does not apply. The guidance focuses on financial interests that indicate control. It concludes that in the absence of clear control through voting interests, a company's exposure (variable interest) to the economic risks and potential rewards from the variable interest entity's assets and activities are the best evidence of control. Variable interests are rights and obligations that convey economic gains or losses from changes in the value of the variable interest entity's assets and liabilities. Additionally, ASU 2009-17, Consolidations (Topic 810) “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. The determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity's purpose and design and the reporting entity's ability to direct the activities of the other entity that most significantly impact the other entity's economic performance.  ASU 2009-17 also requires a reporting entity to provide additional disclosures about its involvement with variable interest entities and any significant changes in risk exposure due to that involvement.

  The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist, as the primary beneficiary would be required to include assets, liabilities, and the results of operations of the variable interest entity in its financial statements. As of December 31, 2012 and 2011, no such interests existed.

Fair Value Measurements

  Fair Value Measurements: ASC 820 “Fair Value Measurements and Disclosures”, provides guidance for using fair value to measure assets and liabilities. The guidance also responds to investors' requests for expanded information about the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. The guidance describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. The guidance clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, the guidance establishes a fair value hierarchy that prioritizes the information used to develop those assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, for example, the reporting entity's own data. Under the guidance, fair value measurements would be separately disclosed by level within the fair value hierarchy. Financial statements should include disclosures for transfers in and out of Level 1 and Level 2 fair value measurements and description for the reason for transfer, for inputs and valuation techniques for fair value measurements that fall in either Level 2 or Level 3 and for the level of disaggregation.

Share Based Payment

  Share Based Payments: ASC 718 “Compensation – Stock Compensation”, requires the Company to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Employee share purchase plans will not result in recognition of compensation cost if certain conditions are met. The Company initially measures the cost of employee services received in exchange for an award or liability instrument based on its current fair value; the fair value of that award or liability instrument is re-measured subsequently at each reporting date through the settlement date. Changes in fair value during the requisite service period are recognized as compensation cost over that period with the exception of awards granted in the form of restricted shares which are measured at their grant date fair value and are not subsequently re measured. The grant-date fair value of employee share options and similar instruments are estimated using option-pricing models adjusted for the unique characteristics of those instruments (unless observable market prices for the same or similar instruments are available). If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

Derivatives

  Derivatives: The Company is exposed to interest rate fluctuations associated with its variable rate borrowings and its objective is to manage the impact of such fluctuations on earnings and cash flows of its borrowings. In this respect, in May 2009, the Company entered into a five-year zero cost collar agreement, novated in March 2012, with a floor at 1% and a cap at 7.8% of a notional amount of $100,000 to manage its exposure to interest rate changes related to its borrowings. The collar agreement is considered as an economic hedge agreement as it does not meet the criteria of hedge accounting; therefore, the change in its fair value is recognized in earnings (Note 17).

Equity Method Investments

  Equity method investments: Investments in common stock in entities over which the Company exercises significant influence, but does not exercise control are accounted for by the equity method of accounting. Under this method the Company records such an investment at cost, and adjusts the carrying amount for its share of the earnings or losses of the entity subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received reduce the carrying amount of the investment. When the Company's share of losses in an entity accounted for by the equity method equals or exceeds its interest in the entity, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the entity.

Basis of presentation and general information (Tables)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and General Information [Abstract]
Schedule Of Subsidiaries [Table Text Block]
a/a	Company	Vessel	Flag	Dwt	Date Built	Date Acquired	Place of Incorporation
PANAMAX VESSELS
1	Panama Compania Armadora SA	Oceanis	Bahamas	75,211	May 2001	May 2001	Panama
2	Husky Trading SA	Triton	Bahamas	75,336	Mar 2001	Mar 2001	Panama
3	Changame Compania Armadora SA	Thetis	Bahamas	73,583	Aug 2004	Nov 2005	Panama
4	Buenos Aires Compania Armadora SA	Alcyon	Bahamas	75,247	Feb 2001	Feb 2001	Panama
5	Skyvan Shipping Company SA	Nirefs	Bahamas	75,311	Jan 2001	Jan 2001	Panama
6	Cypres Enterprises Corp.	Protefs	Bahamas	73,630	Aug 2004	Aug 2004	Panama
7	Urbina Bay Trading SA	Erato	Bahamas	74,444	Aug 2004	Nov 2005	Panama
8	Chorrera Compania Armadora SA	Dione	Greek	75,172	Jan 2001	May 2003	Panama
9	Darien Compania Armadora SA	Calipso	Bahamas	73,691	Feb 2005	Feb 2005	Panama
10	Texford Maritime SA	Clio	Bahamas	73,691	May 2005	May 2005	Panama
11	Eaton Marine SA	Danae	Greek	75,106	Jan 2001	Jul 2003	Panama
12	Vesta Commercial SA	Coronis	Bahamas	74,381	Jan 2006	Jan 2006	Panama
13	Ailuk Shipping Company Inc.	Naias	Marshall Islands	73,546	Jun 2006	Aug 2006	Marshall Islands
14	Taka Shipping Company Inc.	Melite	Marshall Islands	76,436	Jun 2004	Jan 2010	Marshall Islands
15	Bikar Shipping Company Inc.	Arethusa	Greek	73,593	Jan 2007	Jul 2011	Marshall Islands
16	Mandaringina Inc.	Melia	Marshall Islands	76,225	Feb 2005	May 2012	Marshall Islands
17	Jemo Shipping Company Inc.	Leto	Bahamas	81,297	Feb 2010	Jan 2012	Marshall Islands
KAMSARMAX VESSELS
18	Tuvalu Shipping Company Inc. (Notes 5 and 18)	Myrto	Marshall Islands	82,131	Jan 2013	Jan 2013	Marshall Islands
POST-PANAMAX VESSELS
19	Majuro Shipping Company Inc.	Alcmene	Marshall Islands	93,193	Jan 2010	Nov 2010	Marshall Islands
20	Guam Shipping Company Inc	Amphitrite	Marshall Islands	98,697	Aug 2012	Aug 2012	Marshall Islands
21	Palau Shipping Company Inc.	Polymnia	Marshall Islands	98,704	Nov 2012	Nov 2012	Marshall Islands
CAPESIZE VESSELS
22	Jaluit Shipping Company Inc.	Sideris GS	Marshall Islands	174,186	Nov 2006	Nov 2006	Marshall Islands
23	Bikini Shipping Company Inc.	New York	Marshall Islands	177,773	Mar 2010	Mar 2010	Marshall Islands
24	Gala Properties Inc.	Houston	Marshall Islands	177,729	Oct 2009	Oct 2009	Marshall Islands
25	Kili Shipping Company Inc.	Semirio	Marshall Islands	174,261	Jun 2007	Jun 2007	Marshall Islands
26	Knox Shipping Company Inc.	Aliki	Marshall Islands	180,235	Mar 2005	Apr 2007	Marshall Islands
27	Lib Shipping Company Inc.	Boston	Marshall Islands	177,828	Nov 2007	Nov 2007	Marshall Islands
28	Marfort Navigation Company Ltd.	Salt Lake City	Cyprus	171,810	Sep 2005	Dec 2007	Cyprus
29	Silver Chandra Shipping Company Ltd.	Norfolk	Cyprus	164,218	Aug 2002	Feb 2008	Cyprus
NEWCASTLEMAX VESSELS
30	Lae Shipping Company Inc.	Los Angeles	Marshall Islands	206,104	Feb 2012	Feb 2012	Marshall Islands
31	Namu Shipping Company Inc.	Philadelphia	Marshall Islands	206,040	May 2012	May 2012	Marshall Islands
VESSELS UNDER CONSTRUCTION
32	Erikub Shipping Company Inc.	H2528		76,000			Marshall Islands
33	Wotho Shipping Company Inc.	H2529		76,000			Marshall Islands
OTHER SUBSIDIARIES
34	Cerada International SA	Dormant					Panama
35	Diana Shipping Services SA	Manager					Panama
36	Bulk Carriers (USA) LLC	Company’s representative in the US					Delaware - USA

Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	2012	2011	2010
A	18%	18%	16%
B	12%	11%	10%
C	10%	-	-
D	-	12%	18%

Advances for vessels under construction and acquisitions and other vessel costs (Tables)	12 Months Ended
Dec. 31, 2012
Advances For Property Plant And Equipment [Abstract]
Advances For Property Plant And Equipment [Table Text Block]
	2012	2011
Pre-delivery installments	$8,700	$58,000
Advances for vessel acquisitions	2,650	3,225
Capitalized interest and finance costs	100	1,516
Other related costs	52	699
Total	$11,502	$63,440

Schedule of Advances For Property Plant And Equipment [Table Text Block]
	2012	2011
Beginning balance	$63,440	$35,280
- Advances for vessels under construction and other vessel costs	68,549	24,919
- Advances for vessel acquisitions and other vessel costs	31,827	3,241
- Transferred to vessel cost (Note 6)	(152,314)	-
Ending balance	$11,502	$63,440

Vessels (Tables)	12 Months Ended
Dec. 31, 2012
Vessels [Abstract]
Schedule Of Property Plant And Equipment [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2010	$1,355,644	$(194,794)	$1,160,850

- Deconsolidation of Diana Containerships Inc. (Note 3)	(93,531)	1,599	(91,932)
- Acquisition and other vessel costs	30,124	-	30,124
- Depreciation for the year	-	(52,323)	(52,323)
Balance, December 31, 2011	$1,292,237	$(245,518)	$1,046,719

- Transfer from advances for vessels under construction and acquisition and other vessel costs (Note 5)	152,314	-	152,314
- Acquisition, improvements and other vessel costs	70,819	-	70,819
- Depreciation for the year	-	(58,714)	(58,714)
Balance, December 31, 2012	$1,515,370	$(304,232)	$1,211,138

Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Schedule Of Property And Equipment [Table Text Block]
	Property and Equipment	Accumulated Depreciation	Net Book Value

Balance, December 31, 2010	$22,332	$(490)	$21,842

- Additions in equipment and building improvements	220	-	220
- Depreciation for the year	-	(403)	(403)
Balance, December 31, 2011	$22,552	$(893)	$21,659

- Additions in equipment and building improvements	1,553	-	1,553
- Depreciation for the year	-	(438)	(438)
Balance, December 31, 2012	$24,105	$(1,331)	$22,774

Prepaid charter revenue, current and non-current (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Charter Revenue [Abstract]
Schedule of Prepaid Charter Revenue [Table Text Block]
	Amount	Accumulated Amortization	Net
Balance, December 31, 2010	$15,000	$(3,541)	$11,459
Amortization in the year	-	(3,050)	(3,050)
Balance, December 31, 2011	$15,000	$(6,591)	$8,409
Amortization in the year	-	(3,056)	(3,056)
Balance, December 31, 2012	$15,000	$(9,647)	$5,353

Prepaid Charter Revenue Amortization [Table Text Block]
Period			Amount
January 1, 2013	to	December 31, 2013	$3,050
January 1, 2014	to	October 3, 2014	2,303

Long term debt, current and non-current (Tables)	12 Months Ended
Dec. 31, 2012
Debt Instruments [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	2012	2011
Royal Bank of Scotland revolving credit facility	$270,000	$290,700
Bremer Landesbank loan facility	29,200	32,800
Deutsche Bank AG loan facility	33,400	35,800
Credit Agricole Corporate and Investment Bank (transfer from Emporiki Bank of Greece S.A.)	14,000	15,000
Export-Import Bank of China and DnB Bank ASA loan facility	69,054	-
Nordea Bank Finland Plc loan facilities	45,224	-
Total debt outstanding	$460,878	$374,300
Less related deferred financing costs	(1,766)	(962)
Total debt, net of deferred financing costs	$459,112	$373,338
Current portion of long term debt	$(45,032)	$(27,700)
Long-term debt, non current portion	$414,080	$345,638

Schedule of Maturities of Long-term Debt [Table Text Block]
Period			Principal Repayment
January 1, 2013	to	December 31, 2013	$45,032
January 1, 2014	to	December 31, 2014	45,033
January 1, 2015	to	December 31, 2015	71,232
January 1, 2016	to	December 31, 2016	192,632
January 1, 2017	to	December 31, 2017	41,874
January 1, 2018	and thereafter		65,075
		Total	$460,878

Deferred revenue, current and non-current (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	2012	2011
Hires collected in advance	$2,827	$3,905
Unamortized balance of time charter attached	-	4,231
Total	$2,827	$8,136

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Fixed non-cancellable revenues under time charter contracts [Abstract]
Schedule Of Fixed Non CancelableTime Charter Contracts [Table Text Block]
Period	Amount
Year 1	$127,428
Year 2	70,948
Year 3	22,495
Year 4	1,110
Total	221,981

Capital Stock and Changes in Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Capital Stock and Changes in Capital Accounts [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2009	914,533	$16.13
Granted	519,926	14.29
Vested	(246,572)	16.25
Forfeited or expired	-	-
Outstanding at December 31, 2010	1,187,887	$15.30
Granted	616,055	12.64
Vested	(419,880)	15.44
Forfeited or expired	-	-
Outstanding at December 31, 2011	1,384,062	$14.07
Granted	667,614	9.13
Vested	(600,051)	13.83
Forfeited or expired	-	-
Outstanding at December 31, 2012	1,451,625	$11.90

Voyage and vessel operating expenses (Tables)	12 Months Ended
Dec. 31, 2012
Voyage And Vessel Operating Expenses [Abstract]
Schedule Of Voyage And Vessel Operating Expenses Analysis [Table Text Block]
	2012	2011	2010
Voyage Expenses
Bunkers	$(2,149)	$(1,663)	$(652)
Commissions charged by third parties	10,273	11,963	12,889
Miscellaneous	150	297	155
Total	$8,274	$10,597	$12,392

Vessel Operating Expenses
Crew wages and related costs	$37,351	$31,497	$28,406
Insurance	4,747	4,369	4,181
Spares and consumable stores	14,996	12,686	12,691
Repairs and maintenance	6,609	5,903	6,257
Tonnage taxes (Note 16)	361	318	306
Other operating expenses	2,229	602	744
Total	$66,293	$55,375	$52,585

Interest and finance costs (Tables)	12 Months Ended
Dec. 31, 2012
Interest and Finance Costs [Abstract]
Schedule Of Interest And Finance Costs [Table Text Block]
	2012	2011	2010
Interest expense	$7,021	$4,494	$4,642
Amortization of financing costs	379	278	263
Commitment fees and other costs	218	152	308
Total	$7,618	$4,924	$5,213

Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2012		2011		2010
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS

Net income attributed to Diana Shipping Inc.	$54,639	$54,639	$107,497	$107,497	$128,779	$128,779

Weighted average number of common shares outstanding	81,083,485	81,083,485	81,081,774	81,081,774	80,682,770	80,682,770
Incremental shares	-	-	-	42,574	-	125,462
Total shares outstanding	81,083,485	81,083,485	81,081,774	81,124,348	80,682,770	80,808,232

Earnings per share	$0.67	$0.67	$1.33	$1.33	$1.60	$1.59

Basis of presentation and general information, textual 1 (Details)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and General Information [Abstract]
Entity Incorporation, State Country Name	Republic of the Marshall Islands
Entity Incorporation, Date of Incorporation	Mar 8, 1999

Basis of presentation and general information, textual 2 (Details)	Dec. 31, 2012 dwt
[PanamaCompaniaArmadoraSaMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	75,211
[HuskyTradingSaMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	75,336
[ChangameCompaniaArmadoraSaMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	73,583
[BuenosAiresCompaniaArmadoraSaMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	75,247
[SkyvanShippingCompanySaMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	75,311
[CypresEnterprisesCorpMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	73,630
[UrbinaBayTradingSaMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	74,444
[ChorreraCompaniaArmadoraSaMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	75,172
[DarienCompaniaArmadoraSaMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	73,691
[TexfordMaritimeSaMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	73,691
[EatonMarineSaMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	75,106
[VestaCommercialSaMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	74,381
[AilukShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	73,546
[TakaShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	76,436
[BikarShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	73,593
[MandaringinaIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	76,225
[JemoShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	81,297
[TuvaluShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	82,131
[MajuroShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	93,193
[GuamShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	98,697
[PalauShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	98,704
[JaluitShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	174,186
[BikiniShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	177,773
[GalaPropertiesIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	177,729
[KiliShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	174,261
[KnoxShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	180,235
[LibShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	177,828
[MarfortNavigationCompanyLimitedMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	171,810
[SilverChandraShippingCompanyLimitedMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	164,218
[LaeShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	206,104
[NamuShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	206,040
[ErikubShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Estimated Vessel Capacity	76,000
[WothoShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Estimated Vessel Capacity	76,000

Basis of presentation and general information, details (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
[MinimumMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
[MajorCustomerMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	18.00%	18.00%	16.00%
[MajorCustomerBMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%	11.00%	10.00%
[MajorCustomerCMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
[MajorCustomerDMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage		12.00%	18.00%

Significant Accounting Policies and Recent Accounting Pronouncements, textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Compensating Balance, Amount	$ 15,000,000
Provision for Doubtful Accounts	0	0
Time charter rate assumed for asset impairment	10 year average of 1 year time charter rates
Assumed inflation percentage for asset impairment	3.00%
Assumed vessel utilization for asset impairment	98.00%
Off hire percentage assumed for asset impairment	1.00%
Impairment of Long-Lived Assets Held-for-use	0	0	0
Impairment of Real Estate	$ 0	$ 0	$ 0

Significant Accounting Policies and Recent Accounting Pronouncements, textuals 2 (Details)	12 Months Ended
	Dec. 31, 2012 [DrybulkersMember]	Dec. 31, 2012 [BuildingMember]	Dec. 31, 2012 [OfficeEquipmentMember]	Dec. 31, 2012 [VehiclesMember]	Dec. 31, 2012 [ComputerEquipmentMember]	Dec. 31, 2012 [SoftwareMember]	Dec. 31, 2010 [ContainershipsMember]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	25 years	55 years	5 years	5 years	3 years	3 years	30 years

Significant Accounting Policies and Recent Accounting Pronouncements, textuals 3 (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
May 31, 2009
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Types of Interest Rate Derivatives Used	five-year zero cost collar agreement
Derivative, Floor Interest Rate	1.00%
Derivative, Cap Interest Rate	7.80%
Notional Amount of financial instrument	$ 100,000

Investment in Diana Containerships Inc., textuals (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 24,734	$ 29,842
Income (Loss) from Equity Method Investments	(1,773)	1,207	0
Cash dividends from investment in Diana Containerships Inc.	2,835	100	0
[SubsidiariesMember]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership before Transaction			54.60%
Spinoff Transaction Shares		2,667,015
Spinoff Transaction Of Ownership Percentage		80.00%
Dividends, Common Stock, Stock		36,981
Noncontrolling Interest, Ownership Percentage by Parent		11.00%
[EquityMethodInvesteeMember]
Schedule of Equity Method Investments [Line Items]
Deconsolidation, Nature of Continuing Involvement, Description	on the basis of the significant influence exercised over Diana Containerships through its shareholding, through Diana Shipping Services and its common executive Board accounts for its investment in Diana Containerships under the equity method
Sale of Stock, Transaction Date	Aug 10, 2012	Jun 15, 2011
Payments to Acquire Interest in Subsidiaries and Affiliates		20,000
Equity Method Investment, Ownership Percentage	10.40%	14.50%
Equity Method Investments	24,734	29,842
Equity Method Investment, Quoted Market Value	20,134
Share Price	$ 6.04
Income (Loss) from Equity Method Investments	1,773	1,207
Cash dividends from investment in Diana Containerships Inc.	2,835	100
Dividends Receivable	$ 1,000	$ 500

Related parties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Other revenues	$ 2,447	$ 1,117	$ 0
Due to related parties	264	226
Due from Related Parties	613	263
[AltairTravelAgencySaMember]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,957	1,799	1,628
Operating Leases, Rent Expense			76
Due to related parties	192	153
[UniversalShippingAndRealEstatesIncMember]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense			304
Due to related parties	0	0
Due from Related Parties	0	0
[DianaShippingAgenciesSaMember]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense			283
Due to related parties	0	0
Due from Related Parties	0	0
[DianaEnterprisesIncMember]
Related Party Transaction [Line Items]
Annual Brokerage Fee	2,384	1,652
Related Party Transaction, Amounts of Transaction	2,384	1,704	1,570
Related Party Transaction, Terms and Manner of Settlement	The agreement has a term of five years and fees are paid quarterly in advance
Due to related parties	0	0
Due from Related Parties	0	0
[DianaEnterprisesIncMember] | [EquityMethodInvesteeMember]
Related Party Transaction [Line Items]
Annual Brokerage Fee		1,040
[EquityMethodInvesteeMember]
Related Party Transaction [Line Items]
Monthly Management Fee Operating Vessels	15
Monthly Management Fee Laid Up Vessels	20
Revenue Commission Percentage	1.00%
Monthly Administrative Fee	10
Other revenues	2,447	1,117
Due from Related Parties	613	263
[PoinsettiaManagementLtdMember]
Related Party Transaction [Line Items]
Related Party Transaction, Date			Oct 8, 2010
Related Party Transaction, Amounts of Transaction			$ 21,500

Advances for vessels under construction and acquisitions and other vessel costs, detail 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advances For Property Plant And Equipment [Abstract]
Pre-delivery installments	$ 8,700	$ 58,000
Advances For Vessel Acquisitions	2,650	3,225
Capitalized interest and finance costs	100	1,516
Other related costs	52	699
Total	$ 11,502	$ 63,440	$ 35,280

Advances for vessels under construction and acquisitions and other vessel costs, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Advances For Property Plant And Equipment [Abstract]
Beginning balance	$ 63,440	$ 35,280
Advances for vessels under construction and other vessel costs	68,549	24,919
Advances for vessel acquisitions and other vessel costs	31,827	3,241
Transferred to vessel cost	(152,314)	0
Ending balance	$ 11,502	$ 63,440

Advances for vessels under construction and acquisitions and other vessel costs, textuals (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Advances For Property Plant And Equipment [Line Items]
Unrecorded Unconditional Purchase Obligation	$ 73,150
[ErikubShippingCompanyIncMember]
Advances For Property Plant And Equipment [Line Items]
Contract Price Of Vessels Under Construction	29,000
Unrecorded Unconditional Purchase Obligation	24,650
[WothoShippingCompanyIncMember]
Advances For Property Plant And Equipment [Line Items]
Contract Price Of Vessels Under Construction	29,000
Unrecorded Unconditional Purchase Obligation	24,650
[TuvaluShippingCompanyIncMember]
Advances For Property Plant And Equipment [Line Items]
Contract Price Of Vessels To Be Acquired	26,500
Percentage Of Advances For Vessels To Acquire	10.00%
Unrecorded Unconditional Purchase Obligation	$ 23,850

Vessels, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Movement in Property, Plant and Equipment [Roll Forward]
Vessels, Beginning Balance	$ 1,292,237	$ 1,355,644
Transfer from advances for vessels under construction and acquisition and other vessel costs	152,314	0
Deconsolidation of Diana Containerships Inc.		(93,531)
Acquisitions, improvements and other vessel costs	70,819	30,124
Vessels, Ending Balance	1,515,370	1,292,237
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning Balance	(245,518)	(194,794)
Deconsolidation of Diana Containerships Inc.		1,599
Depreciation	(58,714)	(52,323)
Accumulated depreciation, Ending Balance	(304,232)	(245,518)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels net book value, Beginning Balance	1,046,719	1,160,850
Vessels net book value, Ending Balance	$ 1,211,138	$ 1,046,719

Vessels, textual (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Collateral For Debt	$ 894,019
[LaeAndNamuMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels Under Construction	116,000
Costs Capitalised In Vessels	3,939
[JemoShippingCompanyIncMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels To Be Acquired	32,250
Costs Capitalised In Vessels	125
[MandaringinaIncMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels To Be Acquired	20,650
Costs Capitalised In Vessels	112
[GuamShippingCompanyIncMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels To Be Acquired	25,000
Costs Capitalised In Vessels	96
[PalauShippingCompanyIncMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels To Be Acquired	26,400
Costs Capitalised In Vessels	$ 119

Property and equipment detail, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Additions in equipment and building improvements	$ 1,553	$ 220	$ 21,814
Property And Equipment Net, Beginning Balance	21,659
Property And Equipment Net, Ending Balance	22,774	21,659
[EquipmentAndBuildingImprovementsMember]
Property, Plant and Equipment [Line Items]
Beginning Balance	22,552	22,332
Additions in equipment and building improvements	1,553	220
Ending Balance	24,105	22,552
Accumulated Depreciation, Property and Equipment, Beginning Balance	(893)	(490)
Depreciation for the year	(438)	(403)
Accumulated Depreciation, Property and Equipment, Ending Balance	(1,331)	(893)
Property And Equipment Net, Beginning Balance	21,659	21,842
Property And Equipment Net, Ending Balance	$ 22,774	$ 21,659

Prepaid charter revenue, textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement In Prepaid Charter Revenue Gross [Roll Forward]
Prepaid Charter Revenue Gross, Beginning Balance	$ 15,000	$ 15,000
Prepaid Charter Revenue, Additions	0	0
Prepaid Charter Revenue Gross, Ending Balance	15,000	15,000	15,000
Movement in Accummulated Amortization Of Prepaid Charter Revenue [Roll Forward]
Accumulated Amortization Prepaid Charter Revenue, Beginning Balance	(6,591)	(3,541)
Prepaid Charter Revenue Amortization	(3,056)	(3,050)	(3,048)
Accumulated Amortization Prepaid Charter Revenue, Ending Balance	(9,647)	(6,591)	(3,541)
Prepaid Charter Revenue Net [Abstract]
Prepaid Charter Revenue, Net, Beginning Balance	8,409	11,459
Prepaid Charter Revenue, Net, Ending Balance	$ 5,353	$ 8,409	$ 11,459

Prepaid charter revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Prepaid Charter Revenue [Abstract]
Prepaid Charter Revenue Amortization	$ 3,056	$ 3,050	$ 3,048
Future Amortization Expense, Year One	3,050
Future Amortization Expense, Year Two	$ 2,303

Debt, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total debt outstanding	$ 460,878	$ 374,300
Deferred financing costs	(1,766)	(962)
Total debt, net of deferred financing costs	459,112	373,338
Current portion of long-term debt	45,032	27,700
Long-term debt, net of current portion and deferred financing costs	414,080	345,638
[RevolvingCreditFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	270,000	290,700
[BremerLandesbankLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	29,200	32,800
[DeutscheBankAgLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	33,400	35,800
[CreditAgricoleCorporateAndInvestmentBankMember]
Debt Instrument [Line Items]
Total debt outstanding	14,000	15,000
[ExportImportBankOfChinaAndDnbBankAsaLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	69,054
[NordeaBankFinlandPlcLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	$ 45,224

Debt, textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Compensating Balance, Amount	$ 15,000
[RoyalBankOfScotlandRevolvingCreditFacilityFebruary2005Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Feb 18, 2005
Maximum Borrowing Capacity	230,000
[RevolvingCreditFacilityMember]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	May 24, 2006
Maximum Borrowing Capacity	300,000
Percentage Of Borrowings To Market Value	75.00%
Line of Credit Facility, Interest Rate Description	LIBOR plus a margin
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.25%
Long-term Debt, Weighted Average Interest Rate	1.10%	1.10%
Line of Credit Facility, Date of First Required Payment	May 24, 2012
Line of Credit Facility, Periodic Payment, Principal	15,000
Line of Credit Facility, Frequency of Payments	semiannually
Final Debt Principal Payment	165,000
Line of Credit Facility, Expiration Date	May 24, 2016
Line of Credit Facility, Priority	first priority or preferred ship mortgage
Number Of Vessels Collateral For Debt	16
Compensating Balance, Description	minimum liquidity of $400 per each vessel in the fleet mortgaged under or financed through the credit facility
Compensating Balance, Amount	$ 6,800	$ 6,000
Debt Instrument, Covenant Description	The credit facility contains covenants including restrictions as to changes in management and ownership of the vessels, additional indebtedness, as well as minimum requirements regarding hull cover ratio, minimum liquidity of $400 per each vessel in the fleet mortgaged under or financed through the credit facility and other financial covenants.
Line of Credit Facility, Dividend Restrictions	The Company is not permitted to pay any dividends that would result in a breach of the financial covenants of the facility.
[RevolvingCreditFacilityMember] | [MaximumMember]
Debt Instrument [Line Items]
Loan Margin Percentage	0.85%
[RevolvingCreditFacilityMember] | [MinimumMember]
Debt Instrument [Line Items]
Loan Margin Percentage	0.75%

Debt, textuals 2(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Compensating Balance, Amount	$ 15,000
Interest Costs Incurred	7,342	5,129	4,982
Interest Costs, Capitalized During Period	321	635	340
Debt Instrument, Unused Borrowing Capacity, Fee	122	468	361
Debt Instrument Unused Borrowing Capacity Fee Capitalized	103	422	110
[BremerLandesbankLoanFacilityMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Oct 22, 2009
Debt Instrument, Face Amount	40,000
Debt Instrument Number Of Periodic Payment	40
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	900
Final Debt Principal Payment	4,000
Debt Instrument, Maturity Date	Nov 12, 2019
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Loan Margin Percentage	2.15%
Long-term Debt, Weighted Average Interest Rate	2.60%	2.50%
Debt Instrument, Priority	first preferred ship mortgage on the vessel "Houston"
Compensating Balance, Amount	721	744
Debt Instrument, Restrictive Covenants	The Company is not permitted to pay any dividends from the earnings of the vessel following the occurrence of an event of default.
[DeutscheBankAgLoanFacilityMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Oct 8, 2009
Debt Instrument, Face Amount	40,000
Percentage Of Borrowings To Market Value	80.00%
Debt Instrument Number Of Periodic Payment	19
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	600
Final Debt Principal Payment	28,600
Debt Instrument, Maturity Date	Mar 10, 2015
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Loan Margin Percentage	2.40%
Long-term Debt, Weighted Average Interest Rate	2.90%	2.70%
Debt Instrument, Priority	first preferred ship mortgage on the vessel "New York"
Compensating Balance, Description	minimum liquidity of $400 for the borrower, average cash balance of $10,000 for the guarantor
Compensating Balance, Amount	10,000
Borrower Minimum Liquidity	400
Debt Instrument, Restrictive Covenants	The Company is not permitted to pay any dividends which would result in a breach of financial covenants or if an event of default has occurred and is continuing.
Debt Instrument, Debt Default, Description of Violation or Event of Default	As at December 31, 2012, the Company was not in compliance with the hull cover ratio requirement of the loan facility. In this respect and in connection with the term sheet signed on March 19, 2013 for the partial refinancing of the vessels Myrto and Maia, the Company accepted to cross collateralize the vessels New York, Myrto and Maia against the Deutsche loan faciities and thereby to remedy any event of noncompliance by combining the security cover of the two Deutsche facilities.
[ExportImportBankOfChinaAndDnbBankAsaLoanFacilityMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Oct 2, 2010
Debt Instrument, Face Amount	72,100
Percentage Of Borrowings To Market Value	70.00%
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Loan Margin Percentage	2.50%
Long-term Debt, Weighted Average Interest Rate	2.90%
Debt Instrument, Fee Amount	10
Debt Instrument, Payment Terms	Each Bank has the right to demand repayment of the outstanding balance of any advance 72 months after the respective advance drawdown. Such demand shall be subject to written notification to be made no earlier than 54 months and not later than 60 months after the respective drawdown date for that advance.
Debt Instrument, Priority	first preferred ship mortgage on the vessels
Compensating Balance, Description	The loan requires minimum liquidity of $400 at each operating account and an average cash balance of $10,000 for the guarantor
Compensating Balance, Amount	10,000
Borrower Minimum Liquidity	400
Debt Instrument, Restrictive Covenants	The Company is not permitted to pay any dividends, that would result to an event of default or if an event of default has occurred and is continuing.
[ExportImportBankOfChinaAndDnbBankAsaLoanFacilityMember] | [LaeShippingCompanyIncMember]
Debt Instrument [Line Items]
Debt Instrument Number Of Periodic Payment	40
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	628
Final Debt Principal Payment	12,330
Debt Instrument, Maturity Date	Feb 15, 2022
[ExportImportBankOfChinaAndDnbBankAsaLoanFacilityMember] | [NamuShippingCompanyIncMember]
Debt Instrument [Line Items]
Debt Instrument Number Of Periodic Payment	40
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	581
Final Debt Principal Payment	11,410
Debt Instrument, Maturity Date	May 18, 2022
[ExportImportBankOfChinaAndDnbBankAsaLoanFacilityMember] | [MaximumMember]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	82,600
[CreditAgricoleCorporateAndInvestmentBankMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Sep 13, 2011
Debt Instrument, Face Amount	15,000
Debt Instrument Number Of Periodic Payment	20
Debt Instrument, Frequency of Periodic Payment	semiannual installments
Debt Instrument, Periodic Payment, Principal	500
Final Debt Principal Payment	5,000
Debt Instrument, Maturity Date	Sep 15, 2021
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Long-term Debt, Weighted Average Interest Rate	1.20%	1.34%
Debt Instrument, Priority	first priority mortgage on the vessel "Arethusa"
Compensating Balance, Description	Minimum cash of $10,000 to be held by DSI and $500 to be held by Bikar and/or the guarantor
Compensating Balance, Amount	10,000
Borrower Minimum Liquidity	500
Debt Instrument, Restrictive Covenants	The Company is not permitted to pay any dividends, that would result to an event of default or if an event of default has occurred and is continuing.
[CreditAgricoleCorporateAndInvestmentBankMember] | [MaximumMember]
Debt Instrument [Line Items]
Loan Margin Percentage	2.50%
[CreditAgricoleCorporateAndInvestmentBankMember] | [MinimumMember]
Debt Instrument [Line Items]
Loan Margin Percentage	1.00%
[NordeaBankFinlandPlcLoanFacilityMember]
Debt Instrument [Line Items]
Debt Instrument, Priority	first priority or first preferred mortgage on the vessels
Compensating Balance, Description	Minimum liquidity of $500 per vessel owned by the guarantor
Borrower Minimum Liquidity	500
Debt Instrument, Restrictive Covenants	The Company is not permitted to pay any dividends, that would result to an event of default or if an event of default has occurred and is continuing.
[NordeaBankFinlandPlcLoanFacilityMember] | [JemoShippingCompanyIncMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Feb 7, 2012
Debt Instrument, Face Amount	16,125
Debt Instrument Number Of Periodic Payment	20
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	252
Final Debt Principal Payment	11,085
Debt Instrument, Maturity Date	Feb 7, 2017
[NordeaBankFinlandPlcLoanFacilityMember] | [MandaringinaIncMember]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	10,325
Debt Instrument Number Of Periodic Payment	20
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	235
Final Debt Principal Payment	5,625
Debt Instrument, Maturity Date	May 7, 2017
[NordeaBankFinlandPlcLoanFacilityMember] | [JemoAndMandaringinaMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jun 21, 2012
Debt Instrument, Face Amount	26,450
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Loan Margin Percentage	2.50%
Long-term Debt, Weighted Average Interest Rate	2.70%
[NordeaBankFinlandPlcLoanFacilityMember] | [PalauAndGuamMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Dec 20, 2012
Debt Instrument, Face Amount	20,000
Debt Instrument Number Of Periodic Payment	20
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	312
Final Debt Principal Payment	$ 13,760
Debt Instrument, Maturity Date	Dec 21, 2017
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Loan Margin Percentage	2.90%
Long-term Debt, Weighted Average Interest Rate	3.10%

Debt, textuals 3(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Maturities of Long-term Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 45,032
Long-term Debt, Maturities, Repayments of Principal in Year Two	45,033
Long-term Debt, Maturities, Repayments of Principal in Year Three	71,232
Long-term Debt, Maturities, Repayments of Principal in Year Four	192,632
Long-term Debt, Maturities, Repayments of Principal in Year Five	41,874
Long-term Debt, Maturities, Repayments of Principal after Year Five	65,075
Total debt outstanding	$ 460,878	$ 374,300

Deferred Revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007
Deferred Revenue Arrangement [Line Items]
Total	$ 2,827	$ 8,136
[HiresCollectedInAdvanceMember]
Deferred Revenue Arrangement [Line Items]
Total	2,827	3,905
[DeferredRevenueFromTimeCharterAttachedMember]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Description	liability amounting to $25,000 associated with the acquisition of the vessel “Salt Lake City” with a charter party attached at a charter rate below market at the date of delivery of the vessel in 2007
Total	$ 0	$ 4,231	$ 25,000

Deferred Revenue, textual (Details) ([DeferredRevenueFromTimeCharterAttachedMember], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
[DeferredRevenueFromTimeCharterAttachedMember]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue Amortization	$ 4,231	$ 5,114	$ 5,114

Commitments and Contingencies, textuals (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Recorded Unconditional Purchase Obligation [Line Items]
Insurance Coverage For Pollution	$ 1,000,000,000
Supplemental Calls Review Period	3 years
Unrecorded Unconditional Purchase Obligation	73,150,000
[ErikubShippingCompanyIncMember]
Recorded Unconditional Purchase Obligation [Line Items]
Contract Price Of Vessels Under Construction	29,000,000
Unrecorded Unconditional Purchase Obligation	24,650,000
[WothoShippingCompanyIncMember]
Recorded Unconditional Purchase Obligation [Line Items]
Contract Price Of Vessels Under Construction	29,000,000
Unrecorded Unconditional Purchase Obligation	24,650,000
[TuvaluShippingCompanyIncMember]
Recorded Unconditional Purchase Obligation [Line Items]
Contract Price Of Vessels To Be Acquired	26,500,000
Unrecorded Unconditional Purchase Obligation	$ 23,850,000

Commitments and Contingencies, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Fixed non-cancellable revenues under time charter contracts [Abstract]
Year 1	$ 127,428
Year 2	70,948
Year 3	22,495
Year 4	1,110
Total	$ 221,981

Capital Stock and Changes in Capital Accounts, textuals (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Common Stock Shares Authorized	200,000,000	200,000,000
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock Shares Authorized	25,000,000	25,000,000
Preferred Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01

Capital Stock and Changes in Capital Accounts, textuals 2 (Details)	1 Months Ended
	May 31, 2011	Feb. 28, 2005 [RestrictedStockMember]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Incentive Plan, Number of Shares Authorized	5,000,000	2,800,000
Stock Incentive Plan, Expiration Date	May 2, 2021

Capital Stock and Changes in Capital Accounts, textuals 3 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non vested restricted common stock, beginning balance	1,384,062	1,187,887	914,533
Granted	667,614	616,055	519,926
Vested	(600,051)	(419,880)	(246,572)
Forfeited or expired
Non vested restricted common stock, ending balance	1,451,625	1,384,062	1,187,887
Weighted Average Grant Date Fair Value, beginning balance	$ 14.07	$ 15.3	$ 16.13
Weighted Average Grant Date Fair Value, Granted	$ 9.13	$ 12.64	$ 14.29
Weighted Average Grant Date Fair Value, Vested	$ 13.83	$ 15.44	$ 16.25
Weighted Average Grant Date Fair Value, Forfeited or expired
Weighted Average Grant Date Fair Value, enging balance	$ 11.9	$ 14.07	$ 15.3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost on restricted stock	$ 8,645	$ 8,095	$ 7,482
Total Compensation Cost Not yet Recognized, Period for Recognition	0 years 9 months 10 days
[ParentCompanyMember]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost on restricted stock	8,645	8,087	6,151
Unrecognized cost for unvested restricted shares	10,662	13,212
[SubsidiariesMember]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost on restricted stock		$ 7	$ 1,331

Capital Stock and Changes in Capital Accounts, textuals 4 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Dividend Reinvestment Plan Authorised Shares	2,500,000
Dividend Reinvestment Plan, Shares Issued			1,640
Dividend Reinvestment Plan, Shares Issued at the Balance Sheet Date				21,187
Stock repurchased and retired, shares		853,607	154,091
Stock Repurchased and Retired During Period, Value		$ 6,044	$ 1,187

Voyage and Operating Expenses, details (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Direct Operating Costs [Abstract]
Bunkers	$ (2,149)	$ (1,663)	$ (652)
Commissions charged by third parties	10,273	11,963	12,889
Mischellaneous	150	297	155
Voyage expenses	$ 8,274	$ 10,597	$ 12,392

Voyage and Operating Expenses, details 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Costs and Expenses [Abstract]
Crew wages and related costs	$ 37,351	$ 31,497	$ 28,406
Insurance	4,747	4,369	4,181
Spares and consumable stores	14,996	12,686	12,691
Repairs and maintenance	6,609	5,903	6,257
Tonnage taxes	361	318	306
Other operating expenses	2,229	602	744
Vessel operating expenses	$ 66,293	$ 55,375	$ 52,585

Interest and Finance Costs, details (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and Finance Costs [Abstract]
Interest expense	$ 7,021	$ 4,494	$ 4,642
Amortization of financing costs	379	278	263
Commitment fees and other costs	218	152	308
Interest and finance costs	$ 7,618	$ 4,924	$ 5,213

Earnings per share, textual (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Incremental shares	0	42,574	125,462

Earnings per share, details (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income attributed to Diana Shipping Inc.	$ 54,639	$ 107,497	$ 128,779
Weighted average number of common shares, basic	81,083,485	81,081,774	80,682,770
Incremental shares	0	42,574	125,462
Weighted average number of common shares, diluted	81,083,485	81,124,348	80,808,232
Earnings Per Share Basic	$ 0.67	$ 1.33	$ 1.6
Earnings Per Share Diluted	$ 0.67	$ 1.33	$ 1.59
[EarningsPerShareBasicMember]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income attributed to Diana Shipping Inc.	54,639	107,497	128,779
Weighted average number of common shares, basic	81,083,485	81,081,774	80,682,770
Earnings Per Share Basic	$ 0.67	$ 1.33	$ 1.6
[EarningsPerShareDilutedMember]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income attributed to Diana Shipping Inc.	$ 54,639	$ 107,497	$ 128,779
Weighted average number of common shares, basic	81,083,485	81,081,774	80,682,770
Incremental shares	0	42,574	125,462
Weighted average number of common shares, diluted	81,083,485	81,124,348	80,808,232
Earnings Per Share Diluted	$ 0.67	$ 1.33	$ 1.59

Income Taxes, textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Uncertainties [Abstract]
Minimum Stock Ownership Percentage For Tax Exemption	50.00%
Minimum Vote And Value Percentage Of Regularly Traded Stock	50.00%
Significant Shareholder Percentage	5.00%
Tax Rate On US Source Shipping Income	2.00%
Unrecognized tax expense	$ 289	$ 217	$ 190

Financial Instruments, textual (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments [Abstract]
Types of Interest Rate Derivatives Used	five-year zero cost collar agreement
Derivative, Floor Interest Rate	1.00%
Derivative, Cap Interest Rate	7.80%
Notional Amount of financial instrument	$ 100,000
Fair value of derivative instruments		994	1,030
Loss from derivative instruments		$ 518	$ 737	$ 1,477

Subsequent Events, textual (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Subsequent Event [Line Items]
Subsequent Event, Date	Mar 20, 2013
[LoanSecurityMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Jan 18, 2013
Subsequent Event, Description	Jaluit Shipping Company Inc., owner of m/v Sideris GS, and on March 7, 2013 Silver Chandra Shipping Company Ltd., owner of m/v Norfolk, granted a first preferred ship mortgage to the Royal Bank of Scotland, as additional security to the Company’s credit facility.
[MyrtoDeliveryMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Jan 25, 2013
Subsequent Event, Amount	23,850
[NewVesselAcquisitionMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Feb 11, 2013
Subsequent Event, Amount	19,827
[TerminationOfAgreementsMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Mar 1, 2013
Subsequent Event, Description	DSS and Diana Containerships Inc. and its subsidiaries, amicably terminated the respective administrative and management agreements and DSS seized from being the manager of the group of Diana Containerships. On the same date the agreement between DSS and Diana Enterprises Inc., with respect to services provided to Diana Containerships was also terminated.
[DianaEnterprisesIncMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Mar 15, 2013
Subsequent Event Fee Amount	208
Subsequent Event, Term of Contract	13 months
[ConstructionContractsMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Mar 4, 2013
Subsequent Event, Amount	4,350
[DeferredBonusMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Mar 8, 2013
Subsequent Event, Amount	2,062
[StockCompensationPlanMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Mar 8, 2013
Restricted stock issued subsequent to year-end	607,946
Subsequent Event, Amount	5,508
Vesting period of restricted stock issued	3 years
[DebtMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Mar 19, 2013
Subsequent Event, Amount	18,000
[PendingLitigationMember]
Subsequent Event [Line Items]
Subsequent Event, Description	the Company's fleet manager, DSS, was indicted by a federal grand jury in Norfolk, Virginia for alleged violations of law concerning maintenance of books and records and the handling of waste oils on the vessel Thetis. The chief engineer and second assistant engineer of the vessel were also named as co-defendants in the indictment. DSS has cooperated with the Department of Justice since notice of the alleged violations was received in September 2012, and intends to continue to cooperate with the Department of Justice as appropriate. If this matter results in a trial, DSS intends to defend itself against any charges vigorously. As of December 31, 2012, the Company had accrued for its best estimate of a monetary exposure to loss as a result of this incident. The Company's management does not expect that these charges will have any material effect on its ongoing business, its relationships with its charterers or its other contractual arrangements.